UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Hood River Emerging Markets Fund
Institutional Shares | HREOX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS From November 24, 2025 to June 30, 2026?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Institutional Shares	$105	1.25%
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
During the Fund’s initial fiscal period, emerging market equities benefited from improving corporate earnings and increasing differentiation across countries, industries, and individual companies. Although geopolitical developments and evolving monetary policy contributed to periods of market volatility, market performance reflected a growing emphasis on company-specific fundamentals. Against this backdrop, the Fund remained focused on identifying investment opportunities across the emerging markets universe through disciplined fundamental research. The Emerging Markets Fund Institutional Share Class (HREOX) returned +82.21% since the Fund’s inception on November 24, 2025 through June 30, 2026, versus +29.93% for the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology and industrials sectors, while materials and communication services modestly detracted from performance.
The Fund employs a disciplined, bottom-up investment process emphasizing fundamental research and independent security selection. Portfolio holdings are selected based on our assessment of each company’s competitive position, financial characteristics, valuation, and long-term business prospects, while maintaining diversified exposure across countries and industries within the emerging markets universe.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
Hood River Emerging Markets Fund	PAGE 1	TSR-AR-56170L596

CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/24/2025)
Institutional Shares	82.21
MSCI Emerging Markets Index Net (USD)	29.93
Visit https://hoodrivercapital.com/emerging-markets-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$58,916,338
Number of Holdings	73
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
SK hynix, Inc.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
ASE Technology Holding Co. Ltd.	3.3%
Samsung Electro-Mechanics Co. Ltd.	2.7%
Delta Electronics, Inc.	2.6%
Zhongji Innolight Co. Ltd.	2.4%
Innio NV	2.3%
MediaTek, Inc.	2.3%
Kioxia Holdings, Corp.	2.2%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/emerging-markets-fund/.
Hood River Emerging Markets Fund	PAGE 2	TSR-AR-56170L596

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Emerging Markets Fund	PAGE 3	TSR-AR-56170L596

Hood River Emerging Markets Fund
Investor Shares | HREIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS From November 24, 2025 to June 30, 2026?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Investor Shares	$126	1.50%
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
During the Fund’s initial fiscal period, emerging market equities benefited from improving corporate earnings and increasing differentiation across countries, industries, and individual companies. Although geopolitical developments and evolving monetary policy contributed to periods of market volatility, market performance reflected a growing emphasis on company-specific fundamentals. Against this backdrop, the Fund remained focused on identifying investment opportunities across the emerging markets universe through disciplined fundamental research. The Emerging Markets Fund Investor Share Class (HREIX) returned +81.87% since the Fund’s inception on November 24, 2025 through June 30, 2026, versus +29.93% for the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology and industrials sectors, while materials and communication services modestly detracted from performance.
The Fund employs a disciplined, bottom-up investment process emphasizing fundamental research and independent security selection. Portfolio holdings are selected based on our assessment of each company’s competitive position, financial characteristics, valuation, and long-term business prospects, while maintaining diversified exposure across countries and industries within the emerging markets universe.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
Hood River Emerging Markets Fund	PAGE 1	TSR-AR-56170L588

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/24/2025)
Investor Shares	81.87
MSCI Emerging Markets Index Net (USD)	29.93
Visit https://hoodrivercapital.com/emerging-markets-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$58,916,338
Number of Holdings	73
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
SK hynix, Inc.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
ASE Technology Holding Co. Ltd.	3.3%
Samsung Electro-Mechanics Co. Ltd.	2.7%
Delta Electronics, Inc.	2.6%
Zhongji Innolight Co. Ltd.	2.4%
Innio NV	2.3%
MediaTek, Inc.	2.3%
Kioxia Holdings, Corp.	2.2%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/emerging-markets-fund/.
Hood River Emerging Markets Fund	PAGE 2	TSR-AR-56170L588

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Emerging Markets Fund	PAGE 3	TSR-AR-56170L588

Hood River Emerging Markets Fund
Retirement Shares | HRERX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River Emerging Markets Fund (the “Fund”) for the period of November 24, 2025 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/emerging-markets-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS From November 24, 2025 to June 30, 2026?  (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Retirement Shares	$97	1.15%
*	Amount shown reflects the expenses of the Fund from November 24, 2025 (commencement of operations) through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
During the Fund’s initial fiscal period, emerging market equities benefited from improving corporate earnings and increasing differentiation across countries, industries, and individual companies. Although geopolitical developments and evolving monetary policy contributed to periods of market volatility, market performance reflected a growing emphasis on company-specific fundamentals. Against this backdrop, the Fund remained focused on identifying investment opportunities across the emerging markets universe through disciplined fundamental research. The Emerging Markets Fund Retirement Share Class (HRERX) returned +82.33% since the Fund’s inception on November 24, 2025 through June 30, 2026, versus +29.93% for the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology and industrials sectors, while materials and communication services modestly detracted from performance.
The Fund employs a disciplined, bottom-up investment process emphasizing fundamental research and independent security selection. Portfolio holdings are selected based on our assessment of each company’s competitive position, financial characteristics, valuation, and long-term business prospects, while maintaining diversified exposure across countries and industries within the emerging markets universe.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
Hood River Emerging Markets Fund	PAGE 1	TSR-AR-56170L570

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/24/2025)
Retirement Shares	82.33
MSCI Emerging Markets Index Net (USD)	29.93
Visit https://hoodrivercapital.com/emerging-markets-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$58,916,338
Number of Holdings	73
Net Advisory Fee Paid	$0
Portfolio Turnover Rate	138%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Samsung Electronics Co. Ltd.	9.9%
SK hynix, Inc.	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.4%
ASE Technology Holding Co. Ltd.	3.3%
Samsung Electro-Mechanics Co. Ltd.	2.7%
Delta Electronics, Inc.	2.6%
Zhongji Innolight Co. Ltd.	2.4%
Innio NV	2.3%
MediaTek, Inc.	2.3%
Kioxia Holdings, Corp.	2.2%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/emerging-markets-fund/.
Hood River Emerging Markets Fund	PAGE 2	TSR-AR-56170L570

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Emerging Markets Fund	PAGE 3	TSR-AR-56170L570

Hood River International Opportunity Fund
Institutional Shares | HRIOX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$176	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past twelve months, international equity markets generally outperformed U.S. markets as market leadership broadened beyond a narrow group of U.S. mega-cap companies. Against this backdrop, the Fund remained focused on seeking to identify attractively valued international small- and mid-cap companies through disciplined, bottom-up fundamental research while navigating periods of heightened volatility driven by geopolitical developments and changing macroeconomic conditions. The International Opportunity Fund Institutional Share Class (HRIOX) returned +80.95% for the 12 months ending June 30, 2026, versus +19.83% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology, industrials and materials sectors, while consumer staples, consumer discretionary and communication services detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to seek to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Hood River International Opportunity Fund	PAGE 1	TSR-AR-56170L778

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/28/2021)
Institutional Shares	80.95	20.60
MSCI AC World Index ex USA Net (USD)	27.66	9.85
MSCI AC World Index ex US Small Cap Net TR	19.83	6.53
Visit https://hoodrivercapital.com/international-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$623,010,415
Number of Holdings	95
Net Advisory Fee Paid	$2,750,726
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
Kioxia Holdings Corp.	3.5%
AIXTRON SE	3.4%
Taiwan Union Technology Corp.	2.9%
MEC Co. Ltd.	2.4%
BE Semiconductor Industries NV	2.3%
Electro Optic Systems Holdings Ltd.	2.1%
ASE Technology Holding Co. Ltd.	2.0%
Hyosung Heavy Industries Corp.	1.9%
Kandenko Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-AR-56170L778

Hood River International Opportunity Fund
Investor Shares | HRIIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$197	1.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past twelve months, international equity markets generally outperformed U.S. markets as market leadership broadened beyond a narrow group of U.S. mega-cap companies. Against this backdrop, the Fund remained focused on seeking to identify attractively valued international small- and mid-cap companies through disciplined, bottom-up fundamental research while navigating periods of heightened volatility driven by geopolitical developments and changing macroeconomic conditions. The International Opportunity Fund Investor Share Class (HRIIX) returned +80.65% for the 12 months ending June 30, 2026, versus +19.83% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology, industrials and materials sectors, while consumer staples, consumer discretionary and communication services detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to seek to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River International Opportunity Fund	PAGE 1	TSR-AR-56170L760

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/11/2023)
Investor Shares	80.65	39.94
MSCI AC World Index ex USA Net (USD)	27.66	19.44
MSCI AC World Index ex US Small Cap Net TR	19.83	16.26
Visit https://hoodrivercapital.com/international-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$623,010,415
Number of Holdings	95
Net Advisory Fee Paid	$2,750,726
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
Kioxia Holdings Corp.	3.5%
AIXTRON SE	3.4%
Taiwan Union Technology Corp.	2.9%
MEC Co. Ltd.	2.4%
BE Semiconductor Industries NV	2.3%
Electro Optic Systems Holdings Ltd.	2.1%
ASE Technology Holding Co. Ltd.	2.0%
Hyosung Heavy Industries Corp.	1.9%
Kandenko Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-AR-56170L760

Hood River International Opportunity Fund
Retirement Shares | HRITX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$162	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past twelve months, international equity markets generally outperformed U.S. markets as market leadership broadened beyond a narrow group of U.S. mega-cap companies. Against this backdrop, the Fund remained focused on seeking to identify attractively valued international small- and mid-cap companies through disciplined, bottom-up fundamental research while navigating periods of heightened volatility driven by geopolitical developments and changing macroeconomic conditions. The International Opportunity Fund Retirement Share Class (HRITX) returned +81.15% for the 12 months ending June 30, 2026, versus +19.83% for the MSCI AC World Index ex US Small Cap.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of relative results during the period. Notably, strong contributions came from the information technology, industrials and materials sectors, while consumer staples, consumer discretionary and communication services detracted from performance.
Through it all, our investment philosophy and disciplined process remain our foundation. We continue to rely on a bottom-up approach to seek to identify companies with durable, long-term earnings growth. While market dislocations may obscure fundamentals in the short term, they tend to reassert themselves just as swiftly. We believe our edge lies in remaining true to our process and staying alert to the best opportunities in the most inefficient segments of the market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River International Opportunity Fund	PAGE 1	TSR-AR-56170L752

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2021)
Retirement Shares	81.15	21.85
MSCI AC World Index ex USA Net (USD)	27.66	10.52
MSCI AC World Index ex US Small Cap Net TR	19.83	7.51
Visit https://hoodrivercapital.com/international-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$623,010,415
Number of Holdings	95
Net Advisory Fee Paid	$2,750,726
Portfolio Turnover Rate	108%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
Kioxia Holdings Corp.	3.5%
AIXTRON SE	3.4%
Taiwan Union Technology Corp.	2.9%
MEC Co. Ltd.	2.4%
BE Semiconductor Industries NV	2.3%
Electro Optic Systems Holdings Ltd.	2.1%
ASE Technology Holding Co. Ltd.	2.0%
Hyosung Heavy Industries Corp.	1.9%
Kandenko Co. Ltd.	1.8%
Geographic Breakdown (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/international-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River International Opportunity Fund	PAGE 2	TSR-AR-56170L752

Hood River New Opportunities Fund
Institutional Shares | HRNOX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  July 1, 2025 to  June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$128	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small/mid-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River New Opportunities Fund Institutional Share Class (HRNOX) returned +70.48% for the twelve months ending June 30, 2026 compared to +32.94% for the Russell 2500® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and materials sectors, while consumer staples, consumer discretionary and real estate modestly detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Hood River New Opportunities Fund	PAGE 1	TSR-AR-56170L646

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/05/2024)
Institutional Shares	70.48	56.94
Russell 3000 Total Return Index	22.82	23.11
Russell 2500 Growth Total Return Index	32.94	23.44
Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,267,114,959
Number of Holdings	120
Net Advisory Fee Paid	$3,768,545
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
DigitalOcean Holdings, Inc.	4.3%
Butterfly Network, Inc.	2.8%
Bloom Energy Corp.	2.6%
Semtech Corp.	2.5%
Dave, Inc.	2.5%
MasTec, Inc.	2.5%
XPO, Inc.	2.0%
FirstCash Holdings, Inc.	1.8%
Teradyne, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-AR-56170L646

Hood River New Opportunities Fund
Investor Shares | HRNIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$162	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small/mid-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River New Opportunities Fund Investor Share Class (HRNIX) returned +70.05% for the twelve months ending June 30, 2026 compared to +32.94% for the Russell 2500® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and materials sectors, while consumer staples, consumer discretionary and real estate modestly detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River New Opportunities Fund	PAGE 1	TSR-AR-56170L638

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/05/2024)
Investor Shares	70.05	56.56
Russell 3000 Total Return Index	22.82	23.11
Russell 2500 Growth Total Return Index	32.94	23.44
Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,267,114,959
Number of Holdings	120
Net Advisory Fee Paid	$3,768,545
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
DigitalOcean Holdings, Inc.	4.3%
Butterfly Network, Inc.	2.8%
Bloom Energy Corp.	2.6%
Semtech Corp.	2.5%
Dave, Inc.	2.5%
MasTec, Inc.	2.5%
XPO, Inc.	2.0%
FirstCash Holdings, Inc.	1.8%
Teradyne, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-AR-56170L638

Hood River New Opportunities Fund
Retirement Shares | HRNRX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$115	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small/mid-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River New Opportunities Fund Retirement Share Class (HRNRX) returned +70.69% for the twelve months ending June 30, 2026 compared to +32.94% for the Russell 2500® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, financials and materials sectors, while consumer staples, consumer discretionary and real estate modestly detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River New Opportunities Fund	PAGE 1	TSR-AR-56170L620

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/05/2024)
Retirement Shares	70.69	57.05
Russell 3000 Total Return Index	22.82	23.11
Russell 2500 Growth Total Return Index	32.94	23.44
Visit https://hoodrivercapital.com/new-opportunities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,267,114,959
Number of Holdings	120
Net Advisory Fee Paid	$3,768,545
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	4.7%
DigitalOcean Holdings, Inc.	4.3%
Butterfly Network, Inc.	2.8%
Bloom Energy Corp.	2.6%
Semtech Corp.	2.5%
Dave, Inc.	2.5%
MasTec, Inc.	2.5%
XPO, Inc.	2.0%
FirstCash Holdings, Inc.	1.8%
Teradyne, Inc.	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/new-opportunities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River New Opportunities Fund	PAGE 2	TSR-AR-56170L620

Hood River Small-Cap Growth Fund
Institutional Shares | HRSMX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$144	1.06%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River Small Cap Growth Fund Institutional Share Class (HRSMX) returned +71.52% for the twelve months ended June 30, 2026, compared to +38.74% for the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, industrials and financials sectors, while healthcare, consumer discretionary and consumer staples detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $25,000 chart reflects a hypothetical $25,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $25,000)
Hood River Small-Cap Growth Fund	PAGE 1	TSR-AR-56170L208

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	71.52	15.69	20.80
Russell 3000 Total Return Index	22.82	12.31	15.06
Russell 2000 Growth Total Return Index	38.74	5.57	11.97
Visit https://hoodrivercapital.com/us-small-cap-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,649,932,603
Number of Holdings	111
Net Advisory Fee Paid	$46,185,281
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
DigitalOcean Holdings, Inc.	4.9%
MasTec, Inc.	3.9%
Bloom Energy Corp.	3.0%
Dave, Inc.	3.0%
Semtech Corp.	2.6%
FirstCash Holdings, Inc.	1.9%
XPO, Inc.	1.9%
Krystal Biotech, Inc.	1.8%
Applied Optoelectronics, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-AR-56170L208

Hood River Small-Cap Growth Fund
Investor Shares | HRSRX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$178	1.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River Small Cap Growth Fund Investor Share Class (HRSRX) returned +71.09% for the twelve months ended June 30, 2026, compared to +38.74% for the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, industrials and financials sectors, while healthcare, consumer discretionary and consumer staples detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees and shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River Small-Cap Growth Fund	PAGE 1	TSR-AR-56170L109

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	71.09	15.44	20.55
Russell 3000 Total Return Index	22.82	12.31	15.06
Russell 2000 Growth Total Return Index	38.74	5.57	11.97
Visit https://hoodrivercapital.com/us-small-cap-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,649,932,603
Number of Holdings	111
Net Advisory Fee Paid	$46,185,281
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
DigitalOcean Holdings, Inc.	4.9%
MasTec, Inc.	3.9%
Bloom Energy Corp.	3.0%
Dave, Inc.	3.0%
Semtech Corp.	2.6%
FirstCash Holdings, Inc.	1.9%
XPO, Inc.	1.9%
Krystal Biotech, Inc.	1.8%
Applied Optoelectronics, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-AR-56170L109

Hood River Small-Cap Growth Fund
Retirement Shares | HRSIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960  or info@hoodrivercapital.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Shares	$130	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal year ended June 30, 2026, U.S. small-cap growth equities advanced despite periods of heightened volatility driven by geopolitical developments, changing interest rate expectations, and shifts in investor sentiment. Although market conditions evolved throughout the year, corporate fundamentals generally remained resilient, and company execution continued to be an important differentiator of investment performance. The Hood River Small Cap Growth Fund Retirement Share Class (HRSIX) returned +71.69% for the twelve months ended June 30, 2026, compared to +38.74% for the Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s outperformance over the trailing 12 months was driven primarily by strong stock selection. Key contributors included positions in the information technology, industrials and financials sectors, while healthcare, consumer discretionary and consumer staples detracted from relative performance.
Throughout the fiscal year, portfolio decisions continued to be guided by fundamental company research and valuation discipline, with an emphasis on seeking to identify businesses demonstrating durable earnings growth and sustainable competitive advantages. The investment team remained focused on long-term business fundamentals, evaluating individual companies on their merits rather than repositioning the portfolio in response to short-term market developments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Hood River Small-Cap Growth Fund	PAGE 1	TSR-AR-56170L505

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/03/2017)
Retirement Shares	71.69	15.79	19.69
Russell 3000 Total Return Index	22.82	12.31	14.41
Russell 2000 Growth Total Return Index	38.74	5.57	10.82
Visit https://hoodrivercapital.com/us-small-cap-growth-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,649,932,603
Number of Holdings	111
Net Advisory Fee Paid	$46,185,281
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of Net Assets)  *

Top 10 Issuers	(% of Net Assets)
Applied Digital Corp.	6.1%
DigitalOcean Holdings, Inc.	4.9%
MasTec, Inc.	3.9%
Bloom Energy Corp.	3.0%
Dave, Inc.	3.0%
Semtech Corp.	2.6%
FirstCash Holdings, Inc.	1.9%
XPO, Inc.	1.9%
Krystal Biotech, Inc.	1.8%
Applied Optoelectronics, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://hoodrivercapital.com/us-small-cap-growth-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at (800) 497-2960, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the  Fund  or your financial intermediary.
Hood River Small-Cap Growth Fund	PAGE 2	TSR-AR-56170L505

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
Audit Fees	$59,800	$43,500
Audit-Related Fees	N/A	N/A
Tax Fees	$19,300	$10,500
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Hood River Funds:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	$19,300	$10,500
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Hood River Funds
Core Financial Statements
June 30, 2026

HOOD RIVER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 1.5%
Interactive Media & Services - 0.3%
Baidu, Inc. - ADR(a)(b)	1,407	$160,806
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA(b)	8,246	748,407
Total Communication Services		909,213
Consumer Discretionary - 5.0%
Automobile Components - 2.3%
Ningbo Hengshuai Co. Ltd. - Class A	23,100	321,470
Ningbo Huaxiang Electronic Co. Ltd. - Class A	117,000	398,771
Zhejiang Yinlun Machinery Co. Ltd. - Class A	83,700	618,372
		1,338,613
Automobiles - 0.7%
Zhejiang Taotao Vehicles Co. Ltd. - Class A	12,600	430,521
Broadline Retail - 1.1%
Poya International Co. Ltd.	29,000	609,934
Hotels, Restaurants & Leisure - 0.9%
Super Group SGHC Ltd.	40,611	550,279
Total Consumer Discretionary		2,929,347
Consumer Staples - 1.0%
Food Products - 1.0%
Samyang Foods Co. Ltd.	789	574,348
TOTAL CONSUMER STAPLES		574,348
Financials - 8.0%
Banks - 2.7%
Credicorp Ltd.	720	280,498
Eurobank SA	42,214	201,334
HSBC Holdings PLC	14,700	279,322
Intercorp Financial Services, Inc.	7,100	404,416
National Bank of Greece SA	11,565	199,802
Standard Chartered PLC	9,110	247,374
		1,612,746
Consumer Finance - 0.5%
FirstCash Holdings, Inc.	1,269	274,510
Financial Services - 3.2%
FirstRand Ltd.	59,000	350,690
National Investment Fund of the Republic of Uzbekistan JSC - GDR(a)	17,759	561,184
National Investment Fund of the Republic of Uzbekistan JSC - GDR(a)(c)	10,000	316,000
ORIX Corp.	17,700	674,220
		1,902,094

The accompanying notes are an integral part of these financial statements.

1

HOOD RIVER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Insurance - 1.6%
Discovery Ltd.	26,000	$419,836
Samsung Life Insurance Co. Ltd.	1,952	514,006
		933,842
Total Financials		4,723,192
Industrials - 12.5%
Electrical Equipment - 6.1%
Bloom Energy Corp. - Class A(a)	1,474	446,180
Hyosung Heavy Industries Corp.	291	661,325
Innio NV(a)(b)	35,000	1,384,250
LS Electric Co. Ltd.	3,376	529,569
Sieyuan Electric Co. Ltd. - Class A	22,800	583,597
		3,604,921
Industrial Conglomerates - 2.0%
SK Square Co. Ltd.	1,061	1,199,843
Machinery - 4.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	69,200	619,636
Guangdong Dtech Technology Co. Ltd. - Class A	8,000	654,685
Han’s Laser Technology Industry Group Co. Ltd. - Class A	14,500	322,678
Kaori Heat Treatment Co. Ltd.	12,000	594,209
Union Tool Co.	2,800	396,516
		2,587,724
Total Industrials		7,392,488
Information Technology - 69.6%(d)
Communications Equipment - 5.6%
Lumentum Holdings, Inc.(a)	810	695,029
Suzhou TFC Optical Communication Co. Ltd.	14,740	671,079
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H(c)	15,200	507,093
Zhongji Innolight Co. Ltd. - Class A	7,300	1,390,006
		3,263,207
Electronic Equipment, Instruments & Components - 15.7%
Chroma ATE, Inc.	16,000	1,111,896
Delta Electronics, Inc.	24,000	1,507,291
Elite Material Co. Ltd.	4,000	691,522
Eoptolink Technology, Inc. Ltd.	5,740	520,728
Gold Circuit Electronics Ltd.	13,000	499,247
Samsung Electro-Mechanics Co. Ltd.	1,111	1,608,994
Shengyi Technology Co. Ltd. - Class A	16,000	412,837
Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A(a)	19,100	747,630

The accompanying notes are an integral part of these financial statements.

2

HOOD RIVER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Electronic Equipment, Instruments & Components - (Continued)
Unicomp Technology Group Co. Ltd. - Class A	13,800	$363,202
Unimicron Technology Corp.	19,000	654,511
WUS Printed Circuit Kunshan Co. Ltd.	50,600	1,150,013
		9,267,871
IT Services - 0.7%
DigitalOcean Holdings, Inc.(a)(b)	2,700	423,981
Semiconductors & Semiconductor Equipment - 36.7%(d)
Advanced Micro-Fabrication Equipment, Inc. China - Class A	8,497	591,341
AEM Holdings Ltd.	60,000	496,786
AIXTRON SE	6,232	376,561
ASE Technology Holding Co. Ltd.	86,000	1,919,224
ASMPT Ltd.	19,900	613,457
ASPEED Technology, Inc.	900	474,893
Eo Technics Co. Ltd.	1,242	387,149
FormFactor, Inc.(a)	2,918	466,676
GigaDevice Semiconductor, Inc. - Class H	7,053	1,083,622
Global Unichip Corp.	3,400	527,242
King Yuan Electronics Co. Ltd.	42,000	454,536
Kioxia Holdings Corp.(a)	2,300	1,336,829
MediaTek, Inc.	10,000	1,362,647
MKS, Inc.(b)	1,446	643,181
Montage Technology Co. Ltd. - Class H(a)	13,800	825,364
Navitas Semiconductor Corp.(a)	16,695	299,174
SK hynix, Inc.	2,783	4,910,833
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,182	4,385,048
Yuanjie Semiconductor Technology Co. Ltd. - Class A	1,600	453,036
		21,607,599
Software - 1.0%
Knowledge Atlas Technology JSC Ltd. - Class H(a)	2,225	603,347
Technology Hardware, Storage & Peripherals - 9.9%
Samsung Electronics Co. Ltd.	26,300	5,835,898
Total Information Technology		41,001,903
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
WHA Corp. PCL	4,601,400	716,587
TOTAL REAL ESTATE		716,587
TOTAL COMMON STOCKS (Cost $42,540,868)		58,247,078

The accompanying notes are an integral part of these financial statements.

3

HOOD RIVER EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	3,220,800	$3,220,800
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,220,800)		3,220,800

	Shares
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class X, 3.58%(e)	708,880	708,880
TOTAL MONEY MARKET FUNDS (Cost $708,880)		708,880
TOTAL INVESTMENTS - 105.5% (Cost $46,470,548)		$62,176,758
Liabilities in Excess of Other Assets - (5.5)%		(3,260,420)
TOTAL NET ASSETS - 100.0%		$58,916,338

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
GDR - Global Depository Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of June 30, 2026. The fair value of these securities was $3,241,591.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities totaled $823,093 or 1.4% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.5%
COMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SK Telecom Co. Ltd.	62,000	$3,533,684
TOTAL COMMUNICATION SERVICES		3,533,684
CONSUMER DISCRETIONARY - 10.9%
Automobile Components - 1.5%
Minth Group Ltd.	611,500	2,072,072
Schaeffler AG	480,208	4,674,085
WeRide, Inc. - ADR(a)(b)	392,036	2,281,649
		9,027,806
Broadline Retail - 2.3%
Falabella SA	599,867	3,745,082
Jumia Technologies AG - ADR(a)(b)	410,726	2,895,618
Poya International Co. Ltd.	356,462	7,497,184
		14,137,884
Hotels, Restaurants & Leisure - 5.1%
eDreams ODIGEO SA(a)	1,659,773	8,924,798
Genius Sports Ltd.(a)	1,757,641	10,651,304
Super Group SGHC Ltd.(b)	599,193	8,119,065
WEB Travel Group Ltd.(a)	2,085,642	4,277,618
		31,972,785
Household Durables - 0.5%
Cury Construtora e Incorporadora SA	477,000	3,246,960
Specialty Retail - 0.9%
Groupe Dynamite, Inc.	116,736	4,406,871
Sanrio Co. Ltd.	207,000	1,400,412
		5,807,283
Textiles, Apparel & Luxury Goods - 0.6%
Canada Goose Holdings, Inc.(a)(b)	416,513	3,961,039
TOTAL CONSUMER DISCRETIONARY		68,153,757
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Samyang Foods Co. Ltd.	4,173	3,037,708
Winfarm SAS(a)	57,110	252,805
TOTAL CONSUMER STAPLES		3,290,513
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Denison Mines Corp.(a)(b)	1,338,502	4,095,816
TOTAL ENERGY		4,095,816

The accompanying notes are an integral part of these financial statements.

5

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
FINANCIALS - 7.8%
Banks - 2.9%
Credicorp Ltd.	14,982	$5,836,687
Grupo Cibest SA - ADR	45,231	3,592,698
Intercorp Financial Services, Inc.(b)	147,861	8,422,163
		17,851,548
Capital Markets - 4.0%
Angel One Ltd.	1,962,151	6,870,690
KIWOOM Securities Co. Ltd.	21,429	4,826,037
Meitav Investment House Ltd.	71,200	3,092,699
Mutares SE & Co. KGaA	144,600	4,499,330
Plus500 Ltd.	86,498	5,491,245
		24,780,001
Financial Services - 0.9%
Mortgage Advice Bureau Holdings Ltd.	395,230	2,700,278
National Investment Fund of the Republic of Uzbekistan JSC - GDR(a)	100,000	3,160,000
		5,860,278
TOTAL FINANCIALS		48,491,827
HEALTH CARE - 3.0%
Health Care Equipment & Supplies - 3.0%
Establishment Labs Holdings, Inc.(a)(b)	117,321	10,067,315
Implantica AG(a)	324,967	2,052,354
SS Innovations International, Inc.(a)(c)	833,333	3,458,332
Xvivo Perfusion AB(a)	121,700	3,259,887
TOTAL HEALTH CARE		18,837,888
INDUSTRIALS - 32.3%(c)
Aerospace & Defense - 5.1%
Avio SpA	128,822	4,637,337
Electro Optic Systems Holdings Ltd.(a)	1,841,157	13,158,443
Hanwha Systems Co. Ltd.	74,021	3,518,157
MDA Space Ltd.(a)(b)	178,339	7,361,834
Theon International PLC	48,000	1,638,471
Vincorion SE(a)	88,452	1,697,418
		32,011,660
Building Products - 2.6%
KRN Heat Exchanger And Refrigeration Ltd.(a)	686,560	9,117,440
TOTO Ltd.	135,693	7,266,383
		16,383,823

The accompanying notes are an integral part of these financial statements.

6

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Commercial Services & Supplies - 2.7%
Anaergia, Inc.(a)	1,593,876	$2,933,204
GFL Environmental, Inc.	66,108	2,432,113
Japan Elevator Service Holdings Co. Ltd.	342,100	3,674,389
Orizon Valorizacao de Residuos SA(a)	484,183	7,440,528
		16,480,234
Construction & Engineering - 6.1%
Dai-Dan Co. Ltd.	532,001	9,514,760
Kandenko Co. Ltd.	280,001	11,687,638
Maas Group Holdings Ltd.	2,160,706	7,973,295
Sanki Engineering Co. Ltd.	463,078	8,532,002
		37,707,695
Electrical Equipment - 7.8%
Electrovaya, Inc.(a)(b)	730,318	7,668,339
Fujikura Ltd.	282,155	11,185,152
HD Hyundai Electric Co. Ltd.	6,118	3,924,582
Hyosung Heavy Industries Corp.	5,233	11,892,484
Rosebank Industries PLC(a)	1,051,714	4,626,576
Siemens Energy AG	49,216	9,382,580
		48,679,713
Machinery - 6.6%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	633,800	5,675,224
Circus SE(a)	266,402	1,627,061
IHI Corp.	420,000	7,090,956
Japan Steel Works Ltd.	15,300	732,812
Kaori Heat Treatment Co. Ltd.	137,847	6,825,829
Leader Harmonious Drive Systems Co. Ltd. - Class A	62,000	3,837,208
Mitsubishi Heavy Industries Ltd.	141,700	3,219,807
Union Tool Co.	59,016	8,357,430
Wartsila OYJ Abp	97,817	3,735,830
		41,102,157
Professional Services - 0.4%
Chrysos Corp. Ltd.(a)	603,523	2,436,130
Trading Companies & Distributors - 1.0%
Zedcor, Inc.(a)	1,603,411	6,500,697
TOTAL INDUSTRIALS		201,302,109

The accompanying notes are an integral part of these financial statements.

7

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
INFORMATION TECHNOLOGY - 30.8%(d)
Communications Equipment - 1.5%
Parrot SA(a)(b)	157,000	$1,817,691
Silicom Ltd.(a)	157,343	7,543,024
		9,360,715
Electronic Equipment, Instruments & Components - 5.3%
Jenoptik AG	163,206	8,799,793
Kitron ASA	566,262	6,122,337
Taiwan Union Technology Corp.	329,540	17,888,527
		32,810,657
IT Services - 6.6%
AIB Data Centers, Inc.(a)	1,873,956	3,972,787
Applied Digital Corp.(a)(b)	777,502	29,000,824
SharonAI Holdings, Inc.(a)(b)	82,736	7,004,430
ULS Group, Inc.	375,094	1,171,597
		41,149,638
Semiconductors & Semiconductor Equipment - 16.4%
AIXTRON SE	351,791	21,256,554
ASE Technology Holding Co. Ltd.	567,754	12,670,315
BE Semiconductor Industries NV	42,566	14,057,466
Global Unichip Corp.	43,077	6,680,002
King Yuan Electronics Co. Ltd.	351,000	3,798,622
Kioxia Holdings Corp.(a)	37,826	21,985,603
SUSS MicroTec SE	55,992	5,981,131
Tokyo Seimitsu Co. Ltd.	39,308	4,998,106
Tower Semiconductor Ltd.(a)	29,148	7,597,135
Ulvac, Inc.	48,000	3,116,662
		102,141,596
Software - 1.0%
IREN Ltd.(a)(b)	139,562	6,382,170
TOTAL INFORMATION TECHNOLOGY		191,844,776
MATERIALS - 9.9%
Chemicals - 3.4%
MEC Co. Ltd.	217,217	14,803,039
Resonac Holdings Corp.	59,662	6,636,701
		21,439,740
Construction Materials - 2.1%
Cemex SAB de CV - ADR	533,615	6,403,380
GCC SAB de CV	541,341	6,433,871
		12,837,251

The accompanying notes are an integral part of these financial statements.

8

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
MATERIALS - (Continued)
Metals & Mining - 4.4%
Almonty Industries, Inc.(a)(b)	679,560	$11,253,514
EQ Resources Ltd.(a)	48,711,461	9,909,907
IperionX Ltd.(a)	180,000	514,681
Ucore Rare Metals, Inc.(a)	1,639,435	5,652,626
		27,330,728
TOTAL MATERIALS		61,607,719
TOTAL COMMON STOCKS (Cost $458,238,078)		601,158,089

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(e)	80,965,818	80,965,818
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $80,965,818)		80,965,818

	Shares
MONEY MARKET FUNDS - 5.0%
First American Treasury Obligations Fund - Class X, 3.58%(e)	31,197,759	31,197,759
TOTAL MONEY MARKET FUNDS (Cost $31,197,759)		31,197,759
TOTAL INVESTMENTS - 114.5% (Cost $570,401,655)		$713,321,666
Liabilities in Excess of Other Assets - (14.5)%		(90,311,251)
TOTAL NET ASSETS - 100.0%		$623,010,415

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
GDR - Global Depository Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of June 30, 2026. The fair value of these securities was $79,468,992.
(c)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of June 30, 2026.

(d)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 94.9%
Communication Services - 2.6%
Diversified Telecommunication Services - 1.0%
Bandwidth, Inc. - Class A(a)	202,089	$12,792,234
Entertainment - 1.1%
Take-Two Interactive Software, Inc.(a)	54,766	13,690,404
Interactive Media & Services - 0.5%
Reddit, Inc. - Class A(a)	36,667	6,364,658
Total Communication Services		32,847,296
Consumer Discretionary - 7.5%
Broadline Retail - 0.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	52,099	4,005,371
Hotels, Restaurants & Leisure - 3.6%
Cava Group, Inc.(a)	108,800	8,538,624
DraftKings, Inc. - Class A(a)	378,553	9,562,249
Genius Sports Ltd.(a)	1,152,692	6,985,313
Rush Street Interactive, Inc.(a)	569,823	16,946,536
Viking Holdings Ltd.(a)	37,719	3,948,048
		45,980,770
Household Durables - 1.1%
SharkNinja, Inc.(a)(b)	93,108	14,177,555
Specialty Retail - 1.5%
Bob’s Discount Furniture, Inc.(a)(b)	393,370	6,223,113
Boot Barn Holdings, Inc.(a)(b)	34,871	5,728,259
Five Below, Inc.(a)	19,588	3,521,727
Signet Jewelers Ltd.	40,523	3,493,083
		18,966,182
Textiles, Apparel & Luxury Goods - 1.0%
Ermenegildo Zegna NV(b)	396,276	5,159,513
Ralph Lauren Corp.	17,499	7,024,274
		12,183,787
Total Consumer Discretionary		95,313,665
Consumer Staples - 0.5%
Food Products - 0.5%
Mama’s Creations, Inc.(a)	203,392	3,630,547
Once Upon a Farm PBC(a)(b)	112,887	2,311,926
Suja Life, Inc.(a)	54,346	552,155
Total Consumer Staples		6,494,628

The accompanying notes are an integral part of these financial statements.

10

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 3.1%
Energy Equipment & Services - 1.1%
Kodiak Gas Services, Inc.	108,086	$8,120,501
WaterBridge Infrastructure LLC - Class A(b)	176,170	6,037,346
		14,157,847
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp.(a)	218,249	7,669,270
Comstock, Inc.(a)(b)	1,806,079	7,513,289
New Era Energy & Digital, Inc.(a)(b)	1,662,533	10,606,960
		25,789,519
Total Energy		39,947,366
Financials - 8.3%
Banks - 1.9%
Customers Bancorp, Inc.(a)	127,852	10,113,093
Texas Capital Bancshares, Inc.	50,366	5,200,793
WesBanco, Inc.	207,996	8,118,084
		23,431,970
Consumer Finance - 4.3%
Dave, Inc.(a)	85,493	31,853,837
FirstCash Holdings, Inc.	105,135	22,742,803
		54,596,640
Insurance - 2.1%
Hippo Holdings, Inc.(a)	294,544	8,323,814
Palomar Holdings, Inc.(a)	51,212	6,472,685
Slide Insurance Holdings, Inc.(a)(b)	608,882	11,794,044
		26,590,543
Total Financials		104,619,153
Health Care - 20.4%
Biotechnology - 10.9%
Arrowhead Pharmaceuticals, Inc.(a)	82,170	6,697,677
Bridgebio Pharma, Inc.(a)	97,513	7,262,768
Celcuity, Inc.(a)(b)	55,941	5,852,548
Corvus Pharmaceuticals, Inc.(a)(b)	102,967	1,538,327
Cytokinetics, Inc.(a)	40,948	3,488,360
Insmed, Inc.(a)	151,508	16,153,783
Krystal Biotech, Inc.(a)	52,296	19,436,854
Madrigal Pharmaceuticals, Inc.(a)	12,218	6,560,455
Mirum Pharmaceuticals, Inc.(a)	23,773	2,783,105
Neurocrine Biosciences, Inc.(a)	67,008	11,293,193
Praxis Precision Medicines, Inc.(a)	35,161	11,771,551
Protagonist Therapeutics, Inc.(a)	71,251	8,733,948
PTC Therapeutics, Inc.(a)	150,336	12,262,908

The accompanying notes are an integral part of these financial statements.

11

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Biotechnology - (Continued)
Revolution Medicines, Inc.(a)	13,801	$2,584,651
Scholar Rock Holding Corp.(a)	195,600	10,758,000
Syndax Pharmaceuticals, Inc.(a)	234,603	5,128,422
TG Therapeutics, Inc.(a)	52,477	2,883,086
Tyra Biosciences, Inc.(a)	81,470	2,602,152
		137,791,788
Health Care Equipment & Supplies - 5.7%
AtriCure, Inc.(a)	181,394	5,075,404
Butterfly Network, Inc.(a)(b)	4,266,210	35,921,488
Enovis Corp.(a)	278,781	5,770,767
Kestra Medical Technologies Ltd.(a)(b)	238,831	6,075,861
LivaNova PLC(a)	189,339	15,569,346
TransMedics Group, Inc.(a)(b)	58,832	3,907,621
		72,320,487
Health Care Providers & Services - 2.9%
Ensign Group, Inc.	20,835	3,339,850
Guardant Health, Inc.(a)	142,976	21,450,689
National HealthCare Corp.(b)	23,896	5,050,659
RadNet, Inc.(a)	113,913	7,025,015
		36,866,213
Pharmaceuticals - 0.9%
Axsome Therapeutics, Inc.(a)	35,583	8,709,651
Crinetics Pharmaceuticals, Inc.(a)	71,865	2,689,188
		11,398,839
Total Health Care		258,377,327
Industrials - 24.4%
Aerospace & Defense - 6.4%
AeroVironment, Inc.(a)(b)	54,323	8,967,098
Axon Enterprise, Inc.(a)	10,689	5,992,360
Curtiss-Wright Corp.(b)	7,365	5,580,902
FTAI Aviation Ltd.(b)	24,390	6,598,227
Karman Holdings, Inc.(a)	140,547	7,016,106
Kratos Defense & Security Solutions, Inc.(a)	277,374	13,829,868
Red Cat Holdings, Inc.(a)(b)	939,717	10,007,986
Rocket Lab Corp.(a)	133,952	13,616,221
VSE Corp.	29,217	6,676,084
York Space Systems, Inc.(a)(b)	131,544	3,238,613
		81,523,465
Building Products - 0.2%
Madison Air Solutions Corp. - Class A(a)	70,062	2,732,418

The accompanying notes are an integral part of these financial statements.

12

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc.(a)	37,522	$11,209,698
GFL Environmental, Inc.	298,122	10,967,908
		22,177,606
Construction & Engineering - 3.6%
API Group Corp.(a)	216,062	9,150,226
MasTec, Inc.(a)	76,407	31,789,896
Solv Energy, Inc. - Class A(a)(b)	150,659	5,129,939
		46,070,061
Electrical Equipment - 4.7%
Amprius Technologies, Inc.(a)(b)	448,231	6,212,482
Babcock & Wilcox Enterprises, Inc.(a)	1,205,815	17,001,991
Bloom Energy Corp. - Class A(a)	111,713	33,815,525
X-Energy, Inc.(a)	125,677	2,307,430
		59,337,428
Ground Transportation - 4.5%
Knight-Swift Transportation Holdings, Inc.	273,914	21,329,683
TFI International, Inc.	73,686	10,579,099
XPO, Inc.(a)	122,815	25,212,692
		57,121,474
Machinery - 0.8%
ESCO Technologies, Inc.	29,131	10,197,015
Marine Transportation - 0.5%
Kirby Corp.(a)	44,304	6,024,015
Trading Companies & Distributors - 1.9%
QXO, Inc.(a)(b)	403,694	6,975,833
Xometry, Inc. - Class A(a)	179,237	17,299,955
		24,275,788
Total Industrials		309,459,270
Information Technology - 25.7%(c)
Communications Equipment - 3.3%
Applied Optoelectronics, Inc.(a)	52,680	7,805,069
Lumentum Holdings, Inc.(a)	23,314	20,004,811
Ondas, Inc.(a)(b)	1,647,750	13,577,460
		41,387,340
Electronic Equipment, Instruments & Components - 2.7%
Cognex Corp.	139,329	10,090,206
Fabrinet(a)	8,806	4,949,677
LightPath Technologies, Inc. - Class A(a)	599,154	9,796,168
Unusual Machines, Inc.(a)(b)	413,123	9,212,643
		34,048,694

The accompanying notes are an integral part of these financial statements.

13

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
IT Services - 9.1%
Applied Digital Corp.(a)(b)	1,603,523	$59,811,408
ChronoScale Corp.(a)	53,900	1,197,658
DigitalOcean Holdings, Inc.(a)	348,048	54,653,977
		115,663,043
Semiconductors & Semiconductor Equipment - 6.9%
Ambiq Micro, Inc.(a)	39,362	3,475,665
Lattice Semiconductor Corp.(a)	131,202	20,068,658
Monolithic Power Systems, Inc.	3,392	4,688,965
Semtech Corp.(a)	197,653	31,990,138
Silicon Motion Technology Corp. - ADR	16,754	5,584,611
Teradyne, Inc.	44,803	21,677,483
		87,485,520
Software - 3.7%
ACI Worldwide, Inc.(a)	162,961	8,195,309
Hut 8 Corp.(a)	187,374	21,631,391
Terawulf, Inc.(a)(b)	188,472	4,655,258
Unity Software, Inc.(a)	426,537	12,190,428
		46,672,386
Total Information Technology		325,256,983
Materials - 1.3%
Chemicals - 0.2%
DuPont de Nemours, Inc.	17,919	2,430,533
Flotek Industries, Inc.(a)	16,267	382,600
		2,813,133
Metals & Mining - 1.1%
Almonty Industries, Inc.(a)(b)	385,244	6,379,641
USA Rare Earth, Inc.(a)(d)	325,860	7,032,059
		13,411,700
Total Materials		16,224,833
Utilities - 1.1%
Electric Utilities - 1.0%
NRG Energy, Inc.	83,812	12,241,581
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co. - Class A(a)(b)	41,528	1,213,863
Total Utilities		13,455,444
TOTAL COMMON STOCKS (Cost $950,658,130)		1,201,995,965

The accompanying notes are an integral part of these financial statements.

14

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
ChronoScale Corporation(a)(d)	2,926	$7,909,446
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,926,000)	2,926	7,909,446

	Contracts
WARRANTS - 0.6%
ChronoScale Corporation, Expires 01/21/2031, Exercise Price $8.22(a)(d)(e)(f)	177,980	—
TOTAL WARRANTS (Cost $—)		—

	Shares
RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk AS, Exercise Price $0.00(a)(e)	20,805	—
TOTAL RIGHTS (Cost $—)		—

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(g)	184,412,125	184,412,125
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $184,412,125)		184,412,125

	Shares
MONEY MARKET FUNDS - 4.8%
First American Treasury Obligations Fund - Class X, 3.58%(g)	61,120,540	61,120,540
TOTAL MONEY MARKET FUNDS (Cost $61,120,540)		61,120,540
TOTAL INVESTMENTS - 114.9% (Cost $1,199,116,795)		$1,455,438,076
Liabilities in Excess of Other Assets - (14.9)%		(188,323,117)
TOTAL NET ASSETS - 100.0%		$1,267,114,959

The accompanying notes are an integral part of these financial statements.

15

HOOD RIVER NEW OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of June 30, 2026. The fair value of these securities was $182,366,698.
(c)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of June 30, 2026.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Hood River Capital Management LLC (the “Advisor”), acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	Security received at no cost in connection with ChronoScale Corporation January 2026 PIPE transaction. The security had no market value as of June 30, 2026.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.7%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Bandwidth, Inc. - Class A(a)	1,105,218	$69,960,299
TOTAL COMMUNICATION SERVICES		69,960,299
Consumer Discretionary - 7.1%
Broadline Retail - 0.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	381,320	29,315,882
Diversified Consumer Services - 1.0%
Grand Canyon Education, Inc.(a)	167,001	23,899,513
Universal Technical Institute, Inc.(a)(b)	1,033,052	44,183,634
		68,083,147
Hotels, Restaurants & Leisure - 4.0%
Cava Group, Inc.(a)(b)	684,518	53,720,973
DraftKings, Inc. - Class A(a)	2,040,603	51,545,632
Genius Sports Ltd.(a)	5,048,543	30,594,170
Life Time Group Holdings, Inc.(a)	1,694,408	69,199,623
Rush Street Interactive, Inc.(a)	1,772,364	52,710,105
Target Hospitality Corp.(a)	446,905	9,098,986
		266,869,489
Household Durables - 0.2%
Lovesac Co.(a)(b)	620,308	10,352,941
Specialty Retail - 1.5%
Academy Sports & Outdoors, Inc.(b)	587,797	27,702,873
Boot Barn Holdings, Inc.(a)	28,161	4,626,007
Five Below, Inc.(a)	143,734	25,841,936
Signet Jewelers Ltd.(b)	489,397	42,186,021
		100,356,837
Total Consumer Discretionary		474,978,296
Consumer Staples - 0.1%
Food Products - 0.1%
Suja Life, Inc.(a)(b)	321,621	3,267,669
TOTAL CONSUMER STAPLES		3,267,669
Energy - 1.7%
Energy Equipment & Services - 0.5%
WaterBridge Infrastructure LLC - Class A(b)	941,201	32,254,958

The accompanying notes are an integral part of these financial statements.

17

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
ENERGY - (Continued)
Oil, Gas & Consumable Fuels - 1.2%
Denison Mines Corp.(a)(b)	16,566,804	$50,694,420
New Era Energy & Digital, Inc.(a)(b)	2,019,015	12,881,316
Northern Oil & Gas, Inc.(b)	1,015,769	18,436,208
		82,011,944
Total Energy		114,266,902
Financials - 7.8%
Banks - 2.3%
Customers Bancorp, Inc.(a)	1,031,010	81,552,891
Texas Capital Bancshares, Inc.(b)	268,405	27,715,500
WesBanco, Inc.(b)	1,141,526	44,553,760
		153,822,151
Consumer Finance - 4.9%
Dave, Inc.(a)(b)	527,380	196,496,514
FirstCash Holdings, Inc.(b)	588,804	127,370,081
		323,866,595
Insurance - 0.6%
Palomar Holdings, Inc.(a)(b)	345,963	43,726,264
Total Financials		521,415,010
Health Care - 20.2%
Biotechnology - 11.6%
Arrowhead Pharmaceuticals, Inc.(a)(b)	572,008	46,624,372
Bridgebio Pharma, Inc.(a)(b)	684,355	50,970,760
Celcuity, Inc.(a)(b)	272,212	28,478,819
Corvus Pharmaceuticals, Inc.(a)(b)	804,382	12,017,467
Cytokinetics, Inc.(a)	225,014	19,168,943
Insmed, Inc.(a)	386,689	41,228,781
Krystal Biotech, Inc.(a)(b)	329,780	122,569,333
Madrigal Pharmaceuticals, Inc.(a)	86,744	46,577,191
Mirum Pharmaceuticals, Inc.(a)(b)	149,307	17,479,371
Neurocrine Biosciences, Inc.(a)	173,881	29,305,034
Praxis Precision Medicines, Inc.(a)	208,441	69,783,962
Protagonist Therapeutics, Inc.(a)(b)	437,518	53,630,957
PTC Therapeutics, Inc.(a)	832,255	67,887,040
Revolution Medicines, Inc.(a)	81,313	15,228,299
Scholar Rock Holding Corp.(a)(b)	1,069,421	58,818,155
Syndax Pharmaceuticals, Inc.(a)(b)	1,211,108	26,474,821
TG Therapeutics, Inc.(a)(b)	933,712	51,298,137
Tyra Biosciences, Inc.(a)(b)	492,217	15,721,411
		773,262,853

The accompanying notes are an integral part of these financial statements.

18

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Health Care Equipment & Supplies - 3.4%
AtriCure, Inc.(a)	1,527,073	$42,727,502
Axogen, Inc.(a)(b)	707,037	32,658,039
Enovis Corp.(a)(b)	931,521	19,282,485
LivaNova PLC(a)(b)	1,315,056	108,137,055
TransMedics Group, Inc.(a)(b)	365,464	24,274,119
		227,079,200
Health Care Providers & Services - 4.2%
Alignment Healthcare, Inc.(a)(b)	4,079,124	97,123,942
Ensign Group, Inc.(b)	285,797	45,813,259
Guardant Health, Inc.(a)	622,554	93,401,777
RadNet, Inc.(a)(b)	728,645	44,935,537
		281,274,515
Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc.(a)	189,665	46,424,302
Crinetics Pharmaceuticals, Inc.(a)(b)	471,731	17,652,174
		64,076,476
Total Health Care		1,345,693,044
Industrials - 27.6%(c)
Aerospace & Defense - 4.3%
AeroVironment, Inc.(a)(b)	205,924	33,991,875
Axon Enterprise, Inc.(a)(b)	47,964	26,889,098
Karman Holdings, Inc.(a)(b)	742,858	37,083,471
Kratos Defense & Security Solutions, Inc.(a)(b)	1,426,645	71,132,520
Red Cat Holdings, Inc.(a)(b)	5,106,499	54,384,214
VSE Corp.	158,202	36,149,157
York Space Systems, Inc.(a)(b)	1,023,015	25,186,629
		284,816,964
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.(a)	252,802	75,524,597
Interface, Inc.	1,046,515	37,507,098
		113,031,695
Construction & Engineering - 6.0%
API Group Corp.(a)	1,217,003	51,540,077
Granite Construction, Inc.(b)	579,444	91,598,508
MasTec, Inc.(a)(b)	617,749	257,020,649
		400,159,234

The accompanying notes are an integral part of these financial statements.

19

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Electrical Equipment - 5.0%
Babcock & Wilcox Enterprises, Inc.(a)(b)	6,619,469	$93,334,513
Bloom Energy Corp. - Class A(a)	669,553	202,673,693
X-Energy, Inc.(a)	1,979,416	36,342,078
		332,350,284
Ground Transportation - 6.1%
Knight-Swift Transportation Holdings, Inc.(b)	1,471,272	114,567,951
RXO, Inc.(a)	4,302,694	118,711,327
Schneider National, Inc. - Class B	1,278,290	46,695,934
XPO, Inc.(a)(b)	609,364	125,096,335
		405,071,547
Machinery - 1.4%
ESCO Technologies, Inc.(b)	156,851	54,904,124
Flowserve Corp.(b)	529,542	39,270,835
		94,174,959
Marine Transportation - 0.5%
Kirby Corp.(a)	237,042	32,230,601
Trading Companies & Distributors - 2.6%
QXO, Inc.(a)(b)	2,422,658	41,863,530
Transcat, Inc.(a)	400,017	37,109,577
Xometry, Inc. - Class A(a)(b)	954,284	92,107,492
		171,080,599
Total Industrials		1,847,915,882
Information Technology - 28.8%(c)
Communications Equipment - 4.0%
Applied Optoelectronics, Inc.(a)(b)	810,940	120,148,870
Lumentum Holdings, Inc.(a)(b)	123,128	105,651,212
Ondas, Inc. (Acquired 8/13/2025 - 5/28/2026, Cost $18,840,721)(a)(b)(f)	4,516,924	37,219,454
		263,019,536
Electronic Equipment, Instruments & Components - 3.7%
Cognex Corp.	493,561	35,743,688
Fabrinet(a)(b)	58,957	33,138,550
LightPath Technologies, Inc. - Class A(a)(b)	984,371	16,094,466
nLight, Inc.(a)	556,147	38,718,954
OSI Systems, Inc.(a)(b)	275,111	60,166,776
TTM Technologies, Inc.(a)	333,647	62,398,662
		246,261,096
IT Services - 11.0%
Applied Digital Corp.(a)(b)	10,910,739	406,970,564
DigitalOcean Holdings, Inc.(a)(b)	2,083,864	327,229,164
		734,199,728

The accompanying notes are an integral part of these financial statements.

20

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Semiconductors & Semiconductor Equipment - 5.2%
Lattice Semiconductor Corp.(a)	707,943	$108,286,961
Semtech Corp.(a)	1,069,676	173,127,061
SiTime Corp.(a)(b)	85,408	63,676,788
		345,090,810
Software - 4.9%
ACI Worldwide, Inc.(a)	1,214,412	61,072,780
BlackBerry Ltd.(a)(b)	7,693,303	97,320,283
Hut 8 Corp.(a)	717,083	82,783,647
Terawulf, Inc.(a)(b)	748,983	18,499,880
Unity Software, Inc.(a)	2,236,152	63,909,224
		323,585,814
Total Information Technology		1,912,156,984
Materials - 1.5%
Construction Materials - 0.4%
Knife River Corp.(a)(b)	352,943	29,523,682
Metals & Mining - 1.1%
Almonty Industries, Inc.(a)(b)	1,812,277	30,011,307
USA Rare Earth, Inc.(a)(b)(f)	1,842,770	39,766,977
		69,778,284
Total Materials		99,301,966
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Landbridge Co. LLC - Class A(b)	564,760	44,751,582
TOTAL REAL ESTATE		44,751,582
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co. - Class A(a)(b)	241,938	7,071,848
TOTAL UTILITIES		7,071,848
TOTAL COMMON STOCKS (Cost $3,581,749,716)		6,425,779,483
PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
PDW Holdings Inc.(a)(d)(e)	3,335,186	14,999,999
TOTAL PREFERRED STOCKS (Cost $14,999,999)		14,999,999

The accompanying notes are an integral part of these financial statements.

21

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Financials - 0.5%
Financial Services - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	864,096	$33,742,949
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,976,435)		33,742,949

	Par
PRIVATE NOTES - 0.1%
Consumer Discretionary - 0.1%
Cariloha, 15.00%, 12/31/2026(d)(e)	$6,500,000	$6,500,000
TOTAL PRIVATE NOTES (Cost $6,500,000)		6,500,000

	Contracts
WARRANTS - 0.0%
Ondas Holdings, Inc., Expires 10/06/2032, Exercise Price $20.00(a)(d)(f)(g)	4,320,000	—
TOTAL WARRANTS (Cost $—)		—

	Shares
RIGHTS - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk A.S., Exercise Price $0.00(a)(d)	350,637	—
TOTAL RIGHTS (Cost $—)		—

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.75%(h)	1,514,288,894	1,514,288,894
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,514,288,894)		1,514,288,894

The accompanying notes are an integral part of these financial statements.

22

HOOD RIVER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Continued)

	Shares	Value
MONEY MARKET FUNDS - 3.0%
First American Treasury Obligations Fund - Class X, 3.58%(h)	204,132,820	204,132,820
TOTAL MONEY MARKET FUNDS (Cost $204,132,820)		204,132,820
TOTAL INVESTMENTS - 123.3% (Cost $5,344,647,864)		$8,199,444,145
Liabilities in Excess of Other Assets - (23.3)%		(1,549,511,542)
TOTAL NET ASSETS - 100.0%		$6,649,932,603

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of June 30, 2026. The fair value of these securities was $1,499,550,135.
(c)
To the extent that the Fund invests more heavily in one or more particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Advisor, acting as Valuation Designee. These securities represented $21,499,999 or 0.3% of net assets as of June 30, 2026.

(e)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of June 30, 2026, the value of these securities total $21,499,999 or 0.3% of the Fund’s net assets.

(f)
All or some of the shares of the security were acquired through a private investment in public equity (PIPE) transaction. Security may be subject to legal restrictions on sales and was illiquid as of June 30, 2026.

(g)	Security received at no cost in connection with Ondas Holdings, Inc. 2026 PIPE transaction. The security had no market value as of June 30, 2026.
(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

HOOD RIVER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Hood River Emerging Markets Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
ASSETS:
Investments, at value(1)	$62,176,758	$713,321,666	$1,455,438,076	$8,199,444,145
Foreign currency, at value(2)	—	337,716	—	—
Receivable for investments sold	820,304	1,698,838	3,838,193	2,437,536
Receivable for fund shares sold	106,182	2,332,828	2,015,494	8,200,682
Dividends receivable	43,466	353,162	333,148	1,875,653
Security lending income receivable	1,157	41,857	115,004	804,066
Dividend tax reclaims receivable	182	98,525	3,463	—
Interest receivable	—	—	—	1,879,357
Prepaid expenses and other assets	12,763	50,517	118,241	195,227
Total assets	63,160,812	718,235,109	1,461,861,619	8,214,836,666
LIABILITIES:
Payable upon return of securities loaned	3,220,800	80,965,818	184,412,125	1,514,288,894
Payable for investments purchased	682,608	13,270,132	8,697,511	35,698,850
Payable to custodian foreign currency, at value(3)	220,079	—	—	—
Deferred organizational expenses	35,324	—	7,861	—
Payable for transfer agent fees and expenses	14,588	18,396	19,089	64,126
Payable for fund administration and accounting fees	12,888	48,214	57,833	407,475
Payable for distribution and shareholder servicing fees	4,453	145,499	97,838	460,552
Payable for custodian fees	4,221	6,869	2,624	15,932
Payable to advisor	3,851	423,979	731,243	4,832,995
Payable for compliance fees	2,022	2,090	2,056	2,094
Payable for capital shares redeemed	339	254,638	571,658	9,019,583
Payable for expenses and other liabilities	43,301	89,059	146,822	113,562
Total liabilities	4,244,474	95,224,694	194,746,660	1,564,904,063
NET ASSETS	$58,916,338	$623,010,415	$1,267,114,959	$6,649,932,603
Net Assets Consist of:
Capital stock	$43,217,222	$515,069,185	$1,008,755,661	$3,418,513,345
Total accumulated earnings	15,699,116	107,941,230	258,359,298	3,231,419,258
Total net assets	$58,916,338	$623,010,415	$1,267,114,959	$6,649,932,603
Cost:
(1)Investments, at cost	$46,470,548	$570,401,655	$1,199,116,795	$5,344,647,864
(2)Foreign currency, at cost	$—	$338,600	$—	$—
Proceeds:
(3)Foreign currency proceeds	$219,625	$—	$—	$—
Loaned Securities:
at value (included in investments)	$3,241,591	$79,468,992	$182,366,698	$1,499,550,135

The accompanying notes are an integral part of these financial statements.

24

HOOD RIVER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Continued)

	Hood River Emerging Markets Fund	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
Institutional Shares
Net assets	$56,851,625	$451,694,831	$944,000,529	$3,918,241,248
Shares issued and outstanding(a)	3,122,581	19,983,631	40,073,724	32,237,662
Net asset value per share	$18.21	$22.60	$23.56	$121.54
Investor Shares
Net assets	$206,585	$122,280,811	$40,408,668	$218,218,702
Shares issued and outstanding(a)	11,364	5,430,384	1,723,174	1,848,528
Net asset value per share	$18.18	$22.52	$23.45	$118.05
Retirement Shares
Net assets	$1,858,128	$49,034,773	$282,705,762	$2,513,472,653
Shares issued and outstanding(a)	101,992	2,162,258	11,986,659	20,499,216
Net asset value per share	$18.22	$22.68	$23.59	$122.61

(a)	Unlimited shares authorized with par value of $0.01.
The accompanying notes are an integral part of these financial statements.

25

HOOD RIVER FUNDS
STATEMENTS OF OPERATIONS
For the Year (Period) Ended June 30, 2026

	Hood River Emerging Markets Fund(a)	Hood River International Opportunity Fund	Hood River New Opportunities Fund	Hood River Small-Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$211,051	$3,735,970	$1,653,683	$12,020,014
Interest income	1	1,588	—	1,179,417
Securities lending income (Note 10)	1,719	217,714	398,770	3,982,909
Less: dividend withholding taxes	(23,086)	(334,669)	(6,354)	—
Total investment income	189,685	3,620,603	2,046,099	17,182,340
EXPENSES:
Investment advisory fee (Note 4)	139,299	3,060,662	3,869,361	46,105,501
Organizational costs	59,130	—	9,540	—
Transfer agent fees (Note 4)	46,201	95,455	90,653	347,569
Custodian fees (Note 4)	45,191	90,994	31,605	246,153
Legal fees	32,520	40,375	39,514	51,782
Fund administration and accounting fees (Note 4)	28,289	159,354	203,487	1,933,787
Trustees’ fees	24,007	32,182	32,382	32,479
Audit fees	17,568	16,713	19,127	19,613
Shareholder service costs - Institutional Shares (Note 6)	13,323	196,442	434,925	2,938,065
Shareholder service costs - Investor Shares (Note 6)	40	49,360	18,360	172,856
Compliance fees (Note 4)	7,412	12,680	12,317	12,408
Federal and state registration fees	6,518	106,524	136,597	172,660
Reports to shareholders	4,503	18,192	20,437	196,442
Distribution expenses - Investor Shares (Note 5)	99	148,585	45,900	432,140
Tax related fees	—	7,726	—	—
Other expenses and fees	12,391	28,947	21,073	81,584
Total expenses before reimbursement from advisor	436,491	4,064,191	4,985,278	52,743,039
Expense reimbursement from advisor (Note 4)	(262,833)	(309,936)	(100,816)	—
Net expenses before recoupment by advisor	173,658	3,754,255	4,884,462	52,743,039
Expense recoupment by advisor (Note 4)	—	—	—	79,780
Net expenses	173,658	3,754,255	4,884,462	52,822,819
Net investment income (loss)	16,027	(133,652)	(2,838,363)	(35,640,479)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	53,293	46,423,660	21,274,066	793,370,619
In-kind transactions (Note 7)	—	—	32,767,269	251,299,969
Foreign currency transactions	(71,429)	(561,276)	—	—
Net realized gain (loss)	(18,136)	45,862,384	54,041,335	1,044,670,588
Net change in unrealized appreciation (depreciation) on:
Investments	15,706,210	117,881,328	230,507,484	1,782,433,014
Deferred foreign capital gains tax	—	11,569	—	—
Foreign currency translation	(4,249)	(4,096)	—	—
Net change in unrealized appreciation	15,701,961	117,888,801	230,507,484	1,782,433,014
Net realized and unrealized gain	15,683,825	163,751,185	284,548,819	2,827,103,602
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,699,852	$163,617,533	$281,710,456	$2,791,463,123

(a)	The Hood River Emerging Markets Fund commenced operations on November 24, 2025.
The accompanying notes are an integral part of these financial statements.

26

HOOD RIVER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

Hood River Emerging Markets Fund
Period from November 24, 2025(a) to June 30, 2026
OPERATIONS:
Net investment income	$16,027
Net realized loss	(18,136)
Net change in unrealized appreciation	15,701,961
Net increase in net assets from operations	15,699,852
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(628)
From earnings - Investor Shares	(10)
From earnings - Retirement Shares	(139)
Total distributions to shareholders	(777)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	46,113,833
Shares issued from reinvestment of distributions	628
Shares redeemed	(4,322,294)
Investor Shares
Shares sold	165,156
Shares issued from reinvestment of distributions	10
Shares redeemed	(3,224)
Retirement Shares
Shares sold	1,603,048
Shares issued from reinvestment of distributions	138
Shares redeemed	(340,032)
Net increase in net assets from capital transactions	43,217,263
Net increase in net assets	58,916,338
NET ASSETS:
Beginning of the period	—
End of the period	$58,916,338

(a)	The Hood River Emerging Markets Fund commenced operations on November 24, 2025.
The accompanying notes are an integral part of these financial statements.

27

HOOD RIVER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Hood River Emerging Markets Fund
Period from November 24, 2025(a) to June 30, 2026
SHARES TRANSACTIONS
Institutional Shares
Shares sold	3,389,169
Shares issued from reinvestment of distributions	61
Shares redeemed	(266,649)
Investor Shares
Shares sold	11,621
Shares issued from reinvestment of distributions	1
Shares redeemed	(258)
Retirement Shares
Shares sold	126,553
Shares issued from reinvestment of distributions	13
Shares redeemed	(24,574)
Total increase in shares outstanding	3,235,937

(a)	The Hood River Emerging Markets Fund commenced operations on November 24, 2025.
The accompanying notes are an integral part of these financial statements.

28

HOOD RIVER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Hood River International Opportunity Fund
	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income (loss)	$(133,652)	$252,558
Net realized gain (loss)	45,862,384	(4,251,882)
Net change in unrealized appreciation	117,888,801	30,783,859
Net increase in net assets from operations	163,617,533	26,784,535
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(6,580,775)	(57,687)
From earnings - Investor Shares	(3,792,709)	(132)
From earnings - Retirement Shares	(416,529)	(4,806)
Total distributions to shareholders	(10,790,013)	(62,625)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	324,940,147	64,896,024
Shares issued from reinvestment of distributions	5,933,532	54,899
Shares issued in connection with reorganization(a)	—	2,351,286
Shares redeemed	(64,949,009)	(6,355,537)
Investor Shares
Shares sold	41,684,180	679,045
Shares issued from reinvestment of distributions	3,624,297	132
Shares issued in connection with reorganization(a)	—	41,243,042
Shares redeemed	(20,943,431)	(3,186,044)
Retirement Shares
Shares sold	41,018,574	2,604,333
Shares issued from reinvestment of distributions	416,528	4,806
Shares redeemed	(4,197,585)	(699,662)
Net increase in net assets from capital transactions	327,527,233	101,592,324
Net increase in net assets	480,354,753	128,314,234
NET ASSETS:
Beginning of the year	142,655,662	14,341,428
End of the year	$623,010,415	$142,655,662

(a)
The Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund were reorganized in to the Hood River International Opportunity Fund, which occurred after the close of business on April 4, 2025 (See Note 14 of the Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

29

HOOD RIVER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Hood River International Opportunity Fund
	Year Ended June 30,
	2026	2025
SHARES TRANSACTIONS
Institutional Shares
Shares sold	16,816,291	5,563,071
Shares issued from reinvestment of distributions	366,947	4,515
Shares issued in connection with reorganization(a)	—	248,595
Shares redeemed	(3,450,203)	(578,947)
Investor Shares
Shares sold	2,161,646	57,752
Shares issued from reinvestment of distributions	224,832	11
Shares issued in connection with reorganization(a)	—	4,372,069
Shares redeemed	(1,132,494)	(289,931)
Retirement Shares
Shares sold	1,962,170	218,999
Shares issued from reinvestment of distributions	25,696	394
Shares redeemed	(207,341)	(57,100)
Total increase in shares outstanding	16,767,544	9,539,428

(a)
The Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund were reorganized in to the Hood River International Opportunity Fund, which occurred after the close of business on April 4, 2025 (See Note 14 of the Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

30

HOOD RIVER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Hood River New Opportunities Fund
	Year Ended June 30, 2026	Period from August 5, 2024(a) to June 30, 2025
OPERATIONS:
Net investment loss	$(2,838,363)	$(338,951)
Net realized gain (loss)	54,041,335	(15,926,880)
Net change in unrealized appreciation	230,507,484	25,813,796
Net increase in net assets from operations	281,710,456	9,547,965
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	667,078,757	173,038,178
Shares redeemed	(117,774,546)	(19,920,049)
Investor Shares
Shares sold	35,423,315	2,031,452
Shares redeemed	(5,489,219)	(594,326)
Retirement Shares
Shares sold	242,546,174	2,988,551
Shares redeemed	(3,391,037)	(80,712)
Net increase in net assets from capital transactions	818,393,444	157,463,094
Net increase in net assets	1,100,103,900	167,011,059
NET ASSETS:
Beginning of the year (period)	167,011,059	—
End of the year (period)	$1,267,114,959	$167,011,059
SHARES TRANSACTIONS
Institutional Shares
Shares sold	34,061,208	13,535,247
Shares redeemed	(5,743,454)	(1,779,277)
Investor Shares
Shares sold	1,895,540	154,617
Shares redeemed	(281,389)	(45,594)
Retirement Shares
Shares sold	11,923,334	225,939
Shares redeemed	(156,641)	(5,973)
Total increase in shares outstanding	41,698,598	12,084,959

(a)	The Hood River New Opportunities Fund commenced operations on August 5, 2024.
The accompanying notes are an integral part of these financial statements.

31

HOOD RIVER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Hood River Small-Cap Growth Fund
	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment loss	$(35,640,479)	$(22,143,237)
Net realized gain	1,044,670,588	65,154,422
Net change in unrealized appreciation	1,782,433,014	383,223,239
Net increase in net assets from operations	2,791,463,123	426,234,424
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(113,973,985)	(75,716,503)
From earnings - Investor Shares	(7,004,081)	(8,843,957)
From earnings - Retirement Shares	(78,191,447)	(56,401,900)
Total distributions to shareholders	(199,169,513)	(140,962,360)
CAPITAL TRANSACTIONS:
Institutional Shares
Shares sold	1,218,714,587	1,141,396,737
Shares issued from reinvestment of distributions	106,584,918	73,463,488
Shares redeemed	(1,077,277,651)	(573,264,964)
Investor Shares
Shares sold	45,311,453	84,804,347
Shares issued from reinvestment of distributions	6,990,544	8,829,429
Shares redeemed	(66,929,728)	(139,975,098)
Retirement Shares
Shares sold	513,126,606	657,074,392
Shares issued from reinvestment of distributions	78,167,546	56,401,854
Shares redeemed	(670,541,967)	(328,173,391)
Net increase in net assets from capital transactions	154,146,308	980,556,794
Net increase in net assets	2,746,439,918	1,265,828,858
NET ASSETS:
Beginning of the year	3,903,492,685	2,637,663,827
End of the year	$6,649,932,603	$3,903,492,685
SHARES TRANSACTIONS
Institutional Shares
Shares sold	12,244,061	16,041,147
Shares issued from reinvestment of distributions	1,145,335	935,364
Shares redeemed	(10,774,767)	(8,290,410)
Investor Shares
Shares sold	492,840	1,201,089
Shares issued from reinvestment of distributions	77,235	115,161
Shares redeemed	(752,121)	(2,139,477)
Retirement Shares
Shares sold	5,297,826	9,209,044
Shares issued from reinvestment of distributions	833,076	713,135
Shares redeemed	(6,815,094)	(4,561,301)
Total increase in shares outstanding	1,748,391	13,223,752

The accompanying notes are an integral part of these financial statements.

32

HOOD RIVER EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout the period presented

November 24, 2025 through June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain on investments	8.21
Total from investment operations	8.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$18.21
Total return(c)	82.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,852
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	3.08%
After expense waiver/recoupment(d)	1.25%
Ratio of net investment income to average net assets(d)	0.11%
Portfolio turnover rate(c)	138%

(a)	The Institutional Shares class commenced operations on November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

33

HOOD RIVER EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout the period presented

November 24, 2025 through June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)(c)
Net realized and unrealized gain on investments	8.19
Total from investment operations	8.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)
Total distributions	(0.00)(d)
Net asset value, end of period	$18.18
Total return(e)	81.87%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$207
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	5.67%
After expense waiver/recoupment(f)	1.50%
Ratio of net investment loss to average net assets(f)	(0.12)%
Portfolio turnover rate(e)	138%

(a)	The Investor Shares class commenced operations on November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Net investment loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate income and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than 0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

34

HOOD RIVER EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout the period presented

November 24, 2025 through June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain on investments	8.21
Total from investment operations	8.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$18.22
Total return(c)	82.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,858
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	3.76%
After expense waiver/recoupment(d)	1.15%
Ratio of net investment income to average net assets(d)	0.26%
Portfolio turnover rate(c)	138%

(a)	The Retirement Shares class commenced operations on November 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

35

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each year (period) presented

	Year Ended June 30,				September 28, 2021 through June 30, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year (period)	$13.21	$11.30	$9.04	$7.02	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.00(c)(d)	0.06	0.01	0.04	(0.03)
Net realized and unrealized gain (loss) on investments	10.32	1.87	2.39	1.98	(2.93)
Total from investment operations	10.32	1.93	2.40	2.02	(2.96)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.02)	(0.14)	—	—
Net realized gains	(0.71)	—	—	—	(0.02)
Total distributions	(0.93)	(0.02)	(0.14)	—	(0.02)
Net asset value, end of year (period)	$22.60	$13.21	$11.30	$9.04	$7.02
Total return(e)	80.95%	17.09%	26.73%	28.77%	(29.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$451,695	$82,592	$11,446	$1,618	$1,590
Ratio of expenses to average net assets:
Before expense waiver/recoupment(f)	1.36%	2.16%	5.53%	15.95%	12.57%
After expense waiver/recoupment(f)	1.25%	1.30%(g)	1.27%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets(f)	0.02%	0.55%	0.05%	0.58%	(0.50)%
Portfolio turnover rate(e)	108%	220%	119%	172%	98%

(a)	The Institutional Shares class commenced operations on September 28, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years (period).
(c)	Amount represents less than 0.005.
(d)
Net investment loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate income and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.25%.
The accompanying notes are an integral part of these financial statements.

36

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each year (period) presented

	Year Ended June 30,		August 11, 2023 through June 30, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of year (period)	$13.17	$11.27	$9.15
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.03	(0.02)
Net realized and unrealized gain on investments	10.30	1.87	2.28
Total from investment operations	10.26	1.90	2.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	0.00(c)	(0.14)
Net realized gains	(0.71)	—	—
Total distributions	(0.91)	0.00(c)	(0.14)
Net asset value, end of year (period)	$22.52	$13.17	$11.27
Total return(d)	80.65%	16.78%	25.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$122,281	$55,006	$412
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.51%	2.46%	5.15%
After expense waiver/recoupment(e)	1.40%	1.61%(f)	1.47%
Ratio of net investment income (loss) to average net assets(e)	(0.23)%	0.22%	(0.19)%
Portfolio turnover rate(d)	108%	220%	119%

(a)	The Investor Shares class commenced operations on August 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Amount represents less than 0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.50%.
The accompanying notes are an integral part of these financial statements.

37

HOOD RIVER INTERNATIONAL OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each year (period) presented

	Year Ended June 30,				December 22, 2021 through June 30, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year (period)	$13.25	$11.32	$9.06	$7.02	$10.06
INVESTMENT OPERATIONS:
Net investment income(b)	0.03(c)	0.03	0.00(f)	0.05	0.02
Net realized and unrealized gain (loss) on investments	10.34	1.92	2.40	1.99	(3.06)
Total from investment operations	10.37	1.95	2.40	2.04	(3.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.02)	(0.14)	—	—
Net realized gains	(0.71)	—	—	—	—
Total distributions	(0.94)	(0.02)	(0.14)	—	—
Net asset value, end of year (period)	$22.68	$13.25	$11.32	$9.06	$7.02
Total return(d)	81.15%	17.26%	26.81%	29.06%	(30.22)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$49,035	$5,058	$2,484	$907	$496
Ratio of expenses to average net assets:
Before expense waiver(e)	1.26%	2.34%	5.61%	16.29%	11.80%
After expense waiver(e)	1.15%	1.20%(g)	1.21%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets(e)	0.15%	0.30%	0.08%	0.67%	0.45%
Portfolio turnover rate(d)	108%	220%	119%	172%	98%

(a)	The Retirement Shares class commenced operations on December 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years (period).
(c)
Net investment loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate income and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005.
(g)	The ratio reflects non-recurring tax expenses carried over during the Fund’s reorganization. Excluding these expenses, the ratio would have been 1.15%.
The accompanying notes are an integral part of these financial statements.

38

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each year (period) presented

	Year Ended June 30, 2026	August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$13.82	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)	(0.05)
Net realized and unrealized gain on investments	9.85	3.87
Total from investment operations	9.74	3.82
Net asset value, end of year (period)	$23.56	$13.82
Total return(c)	70.48%	38.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$944,001	$162,467
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	0.97%	1.33%
After expense waiver/recoupment(d)	0.95%	0.95%
Ratio of net investment loss to average net assets(d)	(0.56)%	(0.44)%
Portfolio turnover rate(c)	69%(e)	105%

(a)	The Institutional Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

39

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each year (period) presented

	Year Ended June 30, 2026	August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$13.79	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.08)
Net realized and unrealized gain on investments	9.82	3.87
Total from investment operations	9.66	3.79
Net asset value, end of year (period)	$23.45	$13.79
Total return(c)	70.05%	37.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$40,409	$1,503
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	1.21%	1.60%
After expense waiver/recoupment(d)	1.20%	1.20%
Ratio of net investment loss to average net assets(d)	(0.81)%	(0.70)%
Portfolio turnover rate(c)	69%(e)	105%

(a)	The Investor Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

40

HOOD RIVER NEW OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each year (period) presented

	Year Ended June 30, 2026	August 5, 2024 through June 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$13.82	$10.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)	(0.04)
Net realized and unrealized gain on investments	9.86	3.86
Total from investment operations	9.77	3.82
Net asset value, end of year (period)	$23.59	$13.82
Total return(c)	70.69%	38.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$282,706	$3,041
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	0.86%	1.15%
After expense waiver/recoupment(d)	0.85%	0.85%
Ratio of net investment loss to average net assets(d)	(0.41)%	(0.35)%
Portfolio turnover rate(c)	69%(e)	105%

(a)	The Retirement Shares class commenced operations on August 5, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the years.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

41

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Institutional Shares
For a capital share outstanding throughout each year presented

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$73.73	$66.52	$53.70	$45.07	$76.04
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.69)	(0.46)	(0.28)	(0.26)	(0.32)
Net realized and unrealized gain (loss) on investments	52.24	10.46	13.10	8.89	(17.69)
Total from investment operations	51.55	10.00	12.82	8.63	(18.01)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(2.79)	—	—	(12.96)
Total distributions	(3.74)	(2.79)	—	—	(12.96)
Net asset value, end of year	$121.54	$73.73	$66.52	$53.70	$45.07
Total return	71.52%	14.78%	23.89%	19.15%	(28.71)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,918,241	$2,184,064	$1,392,826	$725,117	$438,898
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.06%	1.07%	1.07%	1.07%	1.06%
After expense waiver/recoupment	1.06%	1.07%	1.07%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets	(0.72)%	(0.65)%	(0.48)%	(0.53)%	(0.52)%
Portfolio turnover rate	70%(b)	102%	98%	95%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

42

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Investor Shares
For a capital share outstanding throughout each year presented

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$71.87	$65.06	$52.65	$44.26	$75.04
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.89)	(0.63)	(0.41)	(0.34)	(0.41)
Net realized and unrealized gain (loss) on investments	50.81	10.23	12.82	8.73	(17.41)
Total from investment operations	49.92	9.60	12.41	8.39	(17.82)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(2.79)	—	—	(12.96)
Total distributions	(3.74)	(2.79)	—	—	(12.96)
Net asset value, end of year	$118.05	$71.87	$65.06	$52.65	$44.26
Total return	71.09%	14.49%	23.57%	18.96%	(28.85)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$218,219	$145,928	$185,679	$84,753	$39,866
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.31%	1.32%	1.31%	1.24%	1.25%
After expense waiver/recoupment	1.31%	1.32%	1.31%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets	(0.97)%	(0.90)%	(0.73)%	(0.71)%	(0.71)%
Portfolio turnover rate	70%(b)	102%	98%	95%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

43

HOOD RIVER SMALL-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
Retirement Shares
For a capital share outstanding throughout each year presented

	Year Ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$74.28	$66.94	$54.01	$45.28	$76.29
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.60)	(0.40)	(0.23)	(0.22)	(0.29)
Net realized and unrealized gain (loss) on investments	52.67	10.53	13.16	8.95	(17.76)
Total from investment operations	52.07	10.13	12.93	8.73	(18.05)
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.74)	(2.79)	—	—	(12.96)
Total distributions	(3.74)	(2.79)	—	—	(12.96)
Net asset value, end of year	$122.61	$74.28	$66.94	$54.01	$45.28
Total return	71.69%	14.88%	23.94%	19.28%	(28.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,513,473	$1,573,500	$1,059,159	$744,273	$549,066
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.96%	0.97%	0.99%	0.99%	0.99%
After expense waiver/recoupment	0.96%	0.97%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.63)%	(0.55)%	(0.40)%	(0.43)%	(0.45)%
Portfolio turnover rate	70%(b)	102%	98%	95%	77%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)	Excludes in-kind transactions associated with redemptions of the Fund.
The accompanying notes are an integral part of these financial statements.

44

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
NOTE 1 – ORGANIZATION
Manager Directed Portfolios (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements relate to the Hood River Emerging Markets Fund (the “Emerging Markets Fund”), the Hood River International Opportunity Fund (the “International Opportunity Fund”), the Hood River New Opportunities Fund (the “New Opportunities Fund”), and the Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). Each Fund is an open-end management investment company that is a diversified series of the Trust. The investment objective of the International Opportunity Fund and the Small-Cap Growth Fund is long-term growth of capital. The investment objective of the Emerging Markets Fund and New Opportunities Fund is long-term capital appreciation. The Emerging Markets Fund commenced operations for all three of its share classes on November 24, 2025. The International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021. The International Opportunity Fund’s Investor Shares commenced operations on August 11, 2023. The New Opportunities Fund commenced operations for all three of its share classes on August 5, 2024. The Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. Each class of shares differs principally in its respective distribution or shareholder servicing expenses. Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the International Opportunity and the Small Cap Growth Fund for the prior three fiscal years are open for examination. The Emerging Markets Fund did not have a tax return due for the prior fiscal year. The tax return for the New Opportunities Fund for the prior fiscal year is open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year (period) ended June 30, 2026.
C.
Securities Transactions, Income, Expenses and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest

45

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Organizational Costs: Organizational costs for the New Opportunities Fund, which commenced operations on August 5, 2024, include legal fees, accounting fees, and other costs incurred in connection with the formation and organization of the Fund. These costs are expensed as incurred. For the year ended June 30, 2026, the Fund incurred organizational costs of $9,540, which are reflected in the Statement of Operations.
Organizational costs for the Emerging Markets Fund, which commenced operations on November 24, 2025, include legal fees, accounting fees, and other costs incurred in connection with the formation and organization of the Fund. These costs are expensed as incurred. For the period ended June 30, 2026, the Fund incurred organizational costs of $59,130, which are reflected in the Statement of Operations.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities and currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

46

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of June 30, 2026, and through the date the financial statements were issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
Warrants: Warrants are generally measured at fair value based on readily available market quotations. Valuation methods may include reference to the underlying equity’s market price, adjusted for the terms of the warrant, including the exercise price and time to expiration.

47

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
PIPE Securities: The Funds may invest in securities acquired through private investment in public equity (“PIPE”) transactions. Although such securities are listed on an exchange, certain restrictions and trading limitations exist. Accordingly, these restricted securities are classified as Level 2 within the fair value hierarchy and may be deemed illiquid.
Rights: Subscription rights are generally valued at the last reported sales price on the principal exchange in which they are traded. Rights may be classified in either Level 2 or Level 3 of the fair market hierarchy.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The Emerging Markets Fund and the International Opportunity Fund use ICE Data Services (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in a Fund based on certain factors and methodologies applied by ICE in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Valuation Designee. The effect of using fair value pricing is that a Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because each Fund may invest in foreign securities, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of June 30, 2026:
Hood River Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$12,039,619	$46,207,459	$—	$58,247,078
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,220,800
Money Market Funds	708,880	—	—	708,880
Total Investments	$12,748,499	$46,207,459	$—	$62,176,758

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,220,800 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

48

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$210,412,732	$390,745,357	$—	$601,158,089
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	80,965,818
Money Market Funds	31,197,759	—	—	31,197,759
Total Investments	$241,610,491	$390,745,357	$—	$713,321,666

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $80,965,818 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Hood River New Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,201,995,965	$—	$—	$1,201,995,965
Convertible Preferred Stocks	—	7,909,446	—	7,909,446
Warrants	—	—	—(a)	—
Rights	—	—	—(a)	—
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	184,412,125
Money Market Funds	61,120,540	—	—	61,120,540
Total Investments	$1,263,116,505	$7,909,446	$—	$1,455,438,076

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Investments were valued at $0 by the Advisor, acting as Valuation Designee, for the year ended June 30, 2026.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $184,412,125 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2025 Market Value	$—
Purchases	2,000,005
Sales proceeds (and/or rights exercised)	(290,118)
Realized gain (loss)	117,004
Change in unrealized appreciation/(depreciation)	—
Transfer in and/or (out) of Level 3	(1,826,891)
Balance as of June 30, 2026	$—

As of June 30, 2026, there was no change in appreciation on positions still held in the New Opportunities Fund during the year.

49

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,425,779,483	$—	$—	$6,425,779,483
Preferred Stocks	—	—	14,999,999	14,999,999
Real Estate Investment Trusts	33,742,949	—	—	33,742,949
Private Notes	—	—	6,500,000	6,500,000
Warrants	—	—	—(a)	—
Rights	—	—	—(a)	—
Investments Purchased with Proceeds from Securities Lending(b)	—	—	—	1,514,288,894
Money Market Funds	204,132,820	—	—	204,132,820
Total Investments	$6,663,655,252	$—	$21,499,999	$8,199,444,145

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was a purchase into a Level 3 security during the reporting period as compared to the security classifications from the prior year’s annual report.
(a)	Investments were valued at $0 by the Advisor, acting as Valuation Designee, for the year ended June 30, 2026.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,514,288,894 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2025 Market Value	$6,500,000
Purchases	46,499,985
Sales proceeds (and/or rights exercised)	(4,569,123)
Realized gain (loss)	1,842,720
Change in unrealized appreciation/(depreciation)	—
Transfer in and/or (out) of Level 3	(28,773,583)
Balance as of June 30, 2026	$21,499,999

As of June 30, 2026, there was no change in unrealized depreciation on positions still held in the Small-Cap Growth Fund.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments in the Small-Cap Growth Fund as of June 30, 2026. The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Change in Valuation from a Decrease in Input
Preferred Stocks	$14,999,999	Market Approach	Purchase Price	4.50 USD	Decrease
Note	$6,500,000	Market Approach	Purchase Price	100%	Decrease

(a)	Weighted Averages are calculated based on Fair Value of investments.

50

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year (period) ended June 30, 2026, Hood River Capital Management LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% of the average daily net assets for the Emerging Markets Fund, 1.05% for the International Opportunity Fund, 0.75% for the New Opportunities Fund, and 0.90% for the Small Cap-Growth Fund. The advisory fees incurred during the year (period) and payable to the Advisor as of June 30, 2026 are as follows:
Advisory fees incurred during the year (period) ended June 30, 2026:

Emerging Markets Fund	$139,299
International Opportunity Fund	$3,060,662
New Opportunities Fund	$3,869,361
Small-Cap Growth Fund	$46,105,501

Advisory fees payable at June 30, 2026:

Emerging Markets Fund	$3,851
International Opportunity Fund	$423,979
New Opportunities Fund	$731,243
Small-Cap Growth Fund	$4,832,995

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for each Fund to ensure that the total annual operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) do not exceed the following amounts of the average daily net assets for each class of shares:
Hood River Emerging Markets Fund

Investor Shares	1.15%
Institutional Shares	1.15%
Retirement Shares	1.15%

Hood River International Opportunity Fund

Investor Shares	1.15%
Institutional Shares	1.15%
Retirement Shares	1.15%

Hood River New Opportunities Fund

Investor Shares	0.85%
Institutional Shares	0.85%
Retirement Shares	0.85%

Hood River Small-Cap Growth Fund

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

For the fiscal year (period) ended June 30, 2026, the Advisor waived fees and reimbursed expenses in the amounts of $262,833, $309,936, and $100,816, respectively, for the Emerging Markets Fund, International Opportunity Fund,

51

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
and the New Opportunities Fund. The Small-Cap Growth Fund paid recoupments to the Advisor in the amount of $79,780 during the fiscal year ended June 30, 2026. The waivers and reimbursements will remain in effect through November 24, 2028 for the Emerging Markets Fund, through August 5, 2027 for the New Opportunities Fund, and through November 30, 2026 for both the International Opportunity Fund and the Small-Cap Growth Fund, unless terminated sooner by a mutual agreement of the Board and Advisor.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to November 24, 2025 (commencement of operations) for the Emerging Markets Fund, August 5, 2024 (commencement of operations) for the New Opportunities Fund, and any subsequent month in the three-year period from the date of the management fee reduction and expense payment, for both the Small-Cap Growth Fund and International Opportunity Fund, if such reimbursement will not cause a Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
Emerging Markets Fund
$262,833	6/30/2029
International Opportunity Fund
$269,486	6/30/2027
$475,738	6/30/2028
$309,936	6/30/2029
New Opportunities Fund
$291,648	6/30/2028
$100,816	6/30/2029

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the fiscal year (period) ended June 30, 2026, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Fund administration & accounting	$28,289	$159,354	$203,487	$1,933,787
Custodian	$45,191	$90,994	$31,605	$246,153
Transfer agent	$46,201	$95,455	$90,653	$347,569
Compliance	$7,412	$12,680	$12,317	$12,408

At June 30, 2026, the Funds had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Fund administration & accounting	$12,888	$48,214	$57,833	$407,475
Custodian	$4,221	$6,869	$2,624	$15,932
Transfer agent	$14,588	$18,396	$19,089	$64,126
Compliance	$2,022	$2,090	$2,056	$2,094

52

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN
Each of the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “12b-1 Plan”). The 12b-1 Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Shares. The expenses covered by the 12b-1 Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the fiscal year (period) ended June 30, 2026, the Funds incurred, under the Plan, distribution expenses as follows:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Investor Shares	$99	$148,585	$45,900	$432,140

NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of each Fund’s Institutional and Investor Share Classes. Under the Plan, the Institutional and Investor Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional and Investor Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional and Investor Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Institutional and Investor Class shareholders of the Funds, and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other services to shareholders as the Funds may reasonably request. For the fiscal year (period) ended June 30, 2026, the Funds incurred, under the Plan, shareholder servicing fees as follows:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Institutional Shares	$13,323	$196,442	$434,925	$2,938,065
Investor Shares	$40	$49,360	$18,360	$172,856

NOTE 7 – REDEMPTION IN-KIND TRANSACTIONS
Each Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. During the fiscal year ended June 30, 2026, the New Opportunities Fund and the Small-Cap Growth Fund each satisfied shareholder redemptions through in-kind distributions of portfolio securities. The distributions were completed pursuant to policies and procedures approved by the Board of Trustees designed to ensure that in-kind redemptions are effected in a manner that is fair to each Fund and its remaining shareholders.

53

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
The aggregate value of cash and securities distributed during the fiscal year ended June 30, 2026, was $49,292,756 for the New Opportunities Fund and $297,806,033 for the Small-Cap Growth Fund. Securities distributed were valued in the same manner as securities held by the Funds for purposes of determining net asset value.
The Funds recognize gains on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognize losses to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Funds’ net assets or NAV per share.
NOTE 8 – SECURITIES TRANSACTIONS
For the fiscal year (period) ended June 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Emerging Markets Fund	$75,732,557	$33,245,023
International Opportunity Fund	$604,962,880	$308,914,512
New Opportunities Fund	$1,157,194,525	$346,359,628
Small-Cap Growth Fund	$3,611,699,523	$3,518,379,380

There were no purchases or sales of long-term U.S. Government securities.
For the fiscal year ended June 30, 2026, the in-kind transactions associated with redemptions of the New Opportunities Fund and Small Cap Growth Fund were 45,907,133 and 277,230,109, respectively.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2026, the Funds’ most recent fiscal year (period) end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Emerging Markets Fund	International Opportunity Fund	New Opportunities Fund	Small-Cap Growth Fund
Cost of investments(a)	$47,537,787	$572,478,272	$1,204,766,843	$5,373,740,250
Gross unrealized appreciation	16,587,021	165,189,402	302,755,406	2,971,050,203
Gross unrealized depreciation	(1,948,050)	(24,008,292)	(52,084,173)	(145,346,308)
Net unrealized appreciation	14,638,971	141,181,110	250,671,233	2,825,703,895
Undistributed ordinary income	1,240,790	23,777,600	4,701,804	76,928,056
Undistributed long-term capital gain	—	4,708,098	2,986,261	328,787,307
Total distributable earnings	1,240,790	28,485,698	7,688,065	405,715,363
Other accumulated gains/(losses)	(180,645)	(61,725,578)	—	—
Total accumulated earnings/(losses)	$15,699,116	$107,941,230	$258,359,298	$3,231,419,258

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment company adjustments.
As of June 30, 2026, Emerging Markets Fund had short-term capital loss carryovers in the amount of $176,396 with no expiration to offset future capital gains. The International Opportunity Fund, New Opportunities Fund, and Small-Cap Growth Fund had no capital losses to offset future capital gains.
As of June 30, 2026, the Funds had deferred no post-October losses on a tax-basis.

54

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
For the fiscal year (period) ended June 30, 2026, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total Accumulated Earnings/(Loss)	Capital Stock
Emerging Markets Fund	$41	$(41)
International Opportunity Fund	(2,154,203)	2,154,203
New Opportunities Fund	(32,935,101)	32,935,101
Small-Cap Growth Fund	(310,171,050)	310,171,050

These differences primarily relate to net operating losses, redemption in-kind transactions, and the utilization of earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2026, and the year ended June 30, 2025 were as follows:

	Year Ended June 30, 2026	Year Ended June 30, 2025
Emerging Markets Fund
Ordinary Income	$777	$—
International Opportunity Fund Ordinary Income	$10,790,013	$62,625
Small-Cap Growth Fund
Ordinary Income	$60,568,770	$—
Long-Term Capital Gains	$138,600,743	$140,962,360

The New Opportunities Fund did not pay any distributions in the year ended June 30, 2026 and the fiscal period ended June 30, 2025.
NOTE 10 – SECURITIES LENDING
The Funds participate in securities lending arrangements whereby they lend certain portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of their portfolios. U.S. Bank, N.A. serves as the Funds’ securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Funds may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Funds will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Funds will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

55

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
As of June 30, 2026, each Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments.
The following table presents the securities out on loan for each Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty	Net Exposure
Hood River Emerging Markets Fund	$3,241,591	Non-registered money market fund	$3,220,800	$3,220,800(a)	$—
Hood River International Opportunity Fund	$79,468,992	Non-registered money market fund	$80,965,818	$80,965,818(b)	$ —
Hood River New Opportunities Fund	$182,366,698	Non-registered money market fund	$184,412,125	$184,412,125(b)	$—
Hood River Small – Cap Growth Fund	$1,499,550,135	Non-registered money market fund	$1,514,288,894	$1,514,288,894(b)	$—

(a)	As of the end of the reporting period, the value of the securities out on loan exceeded the value of the collateral pledged from the counterparty.
(b)	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.
Refer to the Funds’ Schedules of Investments for details on the securities out on loan.
NOTE 11 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 12 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.
As of June 30, 2026, National Financial Services LLC held 81% of the outstanding shares of the Emerging Market Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.
As of June 30, 2026, Charles Schwab & Co., Inc. held 39% of the outstanding shares of the International Opportunity Fund and National Financial Services LLC held 30% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co., Inc. or by National Financial Services LLC are also beneficially owned.
As of June 30, 2026, National Financial Services LLC held 32% of the outstanding shares of the New Opportunities Fund and Charles Schwab & Co., Inc. held 29% of the outstanding shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also beneficially owned.
As of June 30, 2026, National Financial Services LLC held 29% of the outstanding shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned.

56

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
NOTE 13 – SEGMENT REPORTING
Each Fund operates as a single segment entity. The income, expenses, assets, and performance of each Fund are regularly monitored and assessed by the respective portfolio management team responsible for that Fund. Each portfolio management team serves as the chief operating decision maker for its Fund, using the information presented in the financial statements and financial highlights.
NOTE 14 – FUND REORGANIZATIONS AND IN-KIND CONTRIBUTIONS
On March 6, 2025, shareholders of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund (each, a “Target Fund,” and together, the “Target Funds”), each a series of ALPS Series Trust, approved the reorganization of each Target Fund with and into the International Opportunity Fund, a series of the Trust, pursuant to an Agreement and Plan of Reorganization. The reorganization of each Target Fund into the International Opportunity Fund was a separate transaction (each, a “Reorganization,” and together, the “Reorganizations”). The primary purpose of the Reorganizations was to combine each Target Fund with the International Opportunity Fund in order to gain scale in the International Opportunity Fund. The costs of the Reorganizations, other than trading costs related to the repositioning of the Target Funds prior to the closing of the Reorganizations, were borne by the Advisor. The International Opportunity Fund is the accounting survivor for financial statement and performance reporting purposes. Each Reorganization provided for the transfer of assets of the Target Fund to the International Opportunity Fund in exchange for shares of beneficial interest, par value $0.01 per share, of the applicable class of the International Opportunity Fund and its assumption of the liabilities of the Target Fund. Each Reorganization was effective after the close of business on April 4, 2025.
The reorganization was accomplished by the exchange of 1,045,379 shares of the Seven Canyons Strategic Global Fund’s Investor Class valued at $10,841,861 for 1,149,318 shares of the International Opportunity Fund’s Investor Shares; 2,540,759 shares of the Seven Canyons World Innovators Fund’s Investor Class valued at $30,401,181 for 3,222,751 shares of the International Opportunity Fund’s Investor Shares; and 191,208 shares of the Seven Canyons World Innovators Fund’s Institutional Class valued at $2,351,286 for 248,595 shares of the International Opportunity Fund’s Institutional Shares.

	Shares Outstanding	Net Assets
International Opportunity Fund (immediately prior to Reorganization)	5,720,250	$54,108,104

Target Fund	Target Fund Shares Exchanged	Net Assets of Target Fund Exchanged
Seven Canyons Strategic Global Fund	1,045,379	$10,841,861
Seven Canyons World Innovators Fund	2,731,967	$32,752,467

The investment portfolio cost, fair value, and unrealized depreciation for the International Opportunity Fund immediately prior to the Reorganizations were as follows:

	Cost of Investments	Portfolio Value	Unrealized Depreciation
International Opportunity Fund	$60,866,168	$54,842,186	$(6,023,982)
Seven Canyons Strategic Global Fund	$11,966,618	$10,596,839	$(1,369,779)
Seven Canyons World Innovators Fund	$38,415,178	$32,247,360	$(6,167,818)

Immediately following the Reorganizations, the net assets of the combined fund was $97,702,432.
Each Reorganization qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended. For financial reporting purposes, assets received and shares issued by the International Opportunity Fund were recorded at fair value; however, the cost basis of the investments received from each Target Fund were carried forward to align ongoing reporting of the International Opportunity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

57

HOOD RIVER FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Continued)
Assuming each Reorganization had been completed on July 1, 2024, the beginning of the Fund’s fiscal year, the pro forma results of operation for the fiscal year ended June 30, 2025, would have been as follows:

Net investment income	$191,287
Net realized and unrealized gain on investments	18,477,763
Net increase in net assets resulting from operations	$18,669,050

Because the International Opportunity Fund has been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund and the International Opportunity Fund that have been included in the International Opportunity Fund’s Statement of Operations since April 4, 2025.
NOTE 15 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

58

HOOD RIVER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Hood River Funds and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hood River Funds comprising the funds listed below (the “Funds”), each a series of Manager Directed Portfolios, as of June 30, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Hood River Emerging Markets Fund	For the period from November 24, 2025 (commencement of operations) through June 30, 2026
Hood River New Opportunities Fund	For the year ended June 30, 2026	For the year ended June 30, 2026 and for the period from August 5, 2024 (commencement of operations) through June 30, 2025
Hood River International Opportunity Fund, Hood River Small-Cap Growth Fund	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026, 2025, 2024, and 2023

The Hood River International Opportunity Fund and Hood River Small-Cap Growth Fund’s financial highlights for the period or year ended June 30, 2022 were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agents, underlying issuers, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2026

59

HOOD RIVER FUNDS
ADDITIONAL INFORMATION
at June 30, 2026 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year (period) ended June 30, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income, designated as qualified dividend income was as follows:

Emerging Markets Fund	8.56%
International Opportunity Fund	15.11%
New Opportunities Fund	0.00%
Small-Cap Growth Fund	5.49%

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year (period) ended June 30, 2026, was as follows:

Emerging Markets Fund	0.09%
International Opportunity Fund	0.00%
New Opportunities Fund	0.00%
Small-Cap Growth Fund	5.22%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain for the distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Emerging Markets Fund	0.00%
International Opportunity Fund	89.21%
New Opportunities Fund	0.00%
Small-Cap Growth Fund	100.00%

60

HOOD RIVER FUNDS
ADDITIONAL INFORMATION
at June 30, 2026 (Unaudited) (Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

61

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 31, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	August 31, 2026

* Print the name and title of each signing officer under his or her signature.